Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Discovery Portfolio

	Shares	Value (000)
Common Stocks (92.1%)
Biotechnology (2.1%)
Alnylam Pharmaceuticals, Inc. (a)	762	$135
Intellia Therapeutics, Inc. (a)	16,207	512
ProKidney Corp. (a)	76,405	350
Roivant Sciences Ltd. (a)	166,771	1,948
		2,945
Broadline Retail (7.1%)
Global-e Online Ltd. (Israel) (a)	246,474	9,795

Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	303,298	549

Entertainment (4.6%)
ROBLOX Corp., Class A (a)	219,644	6,361

Financial Services (12.0%)
Adyen NV (Netherlands) (a)	4,762	3,531
Affirm Holdings, Inc. (a)	467,715	9,948
Toast, Inc., Class A (a)	170,905	3,201
		16,680
Ground Transportation (2.0%)
Grab Holdings Ltd., Class A (Singapore) (a)	798,239	2,826

Health Care Equipment & Supplies (0.8%)
Dexcom, Inc. (a)	7,762	724
Penumbra, Inc. N (a)	1,527	370
		1,094
Health Care Providers & Services (5.2%)
Agilon health, Inc. (a)	403,976	7,175

Health Care Technology (1.4%)
Doximity, Inc., Class A (a)	89,137	1,891

Hotels, Restaurants & Leisure (6.2%)
DoorDash, Inc., Class A (a)	108,680	8,637

Information Technology Services (10.4%)
Cloudflare, Inc., Class A (a)	172,869	10,898
MongoDB, Inc. (a)	10,124	3,501
		14,399
Interactive Media & Services (0.1%)
Snap, Inc., Class A (a)	16,081	143

Leisure Products (1.6%)
Peloton Interactive, Inc., Class A (a)	433,141	2,187

Life Sciences Tools & Services (1.3%)
10X Genomics, Inc., Class A (a)	44,684	1,843

Media (7.4%)
Trade Desk, Inc., Class A (a)	130,640	10,209

Pharmaceuticals (4.6%)
Royalty Pharma PLC, Class A	236,060	6,407

Semiconductors & Semiconductor Equipment (0.1%)
Enphase Energy, Inc. (a)	1,167	140

Software (18.0%)
Aurora Innovation, Inc. (a)	774,309	1,820
Bill Holdings, Inc. (a)	64,652	7,019
Gitlab, Inc., Class A (a)	71,713	3,243
HubSpot, Inc. (a)	2,879	1,418
Klaviyo, Inc., Class A (a)	22,458	775
MicroStrategy, Inc., Class A (a)	3,276	1,075
Procore Technologies, Inc. (a)	60,178	3,931
Samsara, Inc., Class A (a)	223,157	5,626
Unity Software, Inc. (a)	4,444	139
		25,046
Specialty Retail (6.8%)
Carvana Co. (a)	144,609	6,071
Wayfair, Inc., Class A (a)	55,917	3,387
		9,458
Total Common Stocks (Cost $176,373)		127,785

Preferred Stocks (2.4%)
Software (2.4%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $2,666; acquired 8/31/21)	36,279	2,667
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $709; acquired 9/15/23)	9,645	709
Total Preferred Stocks (Cost $3,375)		3,376
Investment Company (1.6%)
Grayscale Bitcoin Trust (a) (Cost $4,221)	116,412	2,234

	No. of Warrants
Warrant (0.0%)‡
Chemicals (0.0%)‡
Ginkgo Bioworks Holdings, Inc. , expires 12/31/27 (a) (Cost $55)	16,415	3

	Shares
Short-Term Investments (4.6%)
Investment Company (4.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e) (Cost $5,844)	5,844,263	5,844

Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e)	456,922	457

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.1%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $32; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $32)	$32	$32
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $69; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $71)	69	69
		101
Total Securities held as Collateral on Loaned Securities (Cost $558)		558
Total Short-Term Investments (Cost $6,402)		6,402
Total Investments Excluding Purchased Options (100.7%) (Cost $190,426)		139,800
Total Purchased Options Outstanding (0.3%) (Cost $420)		438
Total Investments (101.0%) (Cost $190,846) Including $505 of Securities Loaned (f)(g)(h)(i)		140,238
Liabilities in Excess of Other Assets (–1.0%)		(1,453)
Net Assets (100.0%)		$138,785

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $505,000 and $558,000 respectively. The Fund received cash collateral of approximately $558,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2023 amounts to approximately $3,376,000 and represents 2.4% of net assets.
(d)	At September 30, 2023, the Fund held fair valued securities valued at approximately $3,376,000, representing 2.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $8,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $3,531,000 and 2.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,889,000 and the aggregate gross unrealized depreciation is approximately $64,497,000, resulting in net unrealized depreciation of approximately $50,608,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Discovery Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	27,229,362	$27,229	$124		$128	$(4)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	33,393,235	33,393	174		142	32
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	36,061,106	36,061	140		149	(9)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	291,150	291	—	@	1	(1)
							$438		$420	$18

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	24.8%
Software	20.4
Financial Services	12.0
Information Technology Services	10.3
Media	7.3
Broadline Retail	7.0
Specialty Retail	6.8
Hotels, Restaurants & Leisure	6.2
Health Care Providers & Services	5.2
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Fixed Income Securities (96.4%)
Albania (1.8%)
Sovereign (1.8%)
Albania Government International Bond,
3.50%, 10/9/25	EUR	210	$215
5.90%, 6/9/28		1,500	1,548
			1,763
Angola (0.9%)
Sovereign (0.9%)
Angolan Government International Bond,
8.75%, 4/14/32		$1,092	881

Argentina (0.7%)
Sovereign (0.7%)
Argentine Republic Government International Bond,
1.00%, 7/9/29		400	112
3.50%, 7/9/41 (a)		600	155
4.25%, 1/9/38 (a)		1,600	473
			740
Armenia (0.2%)
Corporate Bond (0.2%)
Ardshinbank CJSC Via Dilijan Finance BV,
6.50%, 1/28/25		200	198

Bahrain (2.5%)
Sovereign (2.5%)
Bahrain Government International Bond,
5.45%, 9/16/32		1,070	934
5.63%, 5/18/34		1,000	858
7.00%, 10/12/28		650	661
			2,453
Barbados (1.4%)
Sovereign (1.4%)
Barbados Government International Bond,
6.50%, 10/1/29		1,451	1,355

Benin (1.9%)
Sovereign (1.9%)
Benin Government International Bond,
4.88%, 1/19/32	EUR	250	196
4.95%, 1/22/35		390	284
6.88%, 1/19/52		1,970	1,396
			1,876
Brazil (4.4%)
Corporate Bonds (4.4%)
Coruripe Netherlands BV,
10.00%, 2/10/27		$830	609
FORESEA Holding SA,
7.50%, 6/15/30		500	470
Guara Norte Sarl,
5.20%, 6/15/34		424	362
Hidrovias International Finance Sarl,
4.95%, 2/8/31		580	466
MC Brazil Downstream Trading Sarl,
7.25%, 6/30/31		657	505
Minerva Luxembourg SA,
8.88%, 9/13/33 (b)		812	807
MV24 Capital BV,
6.75%, 6/1/34		578	511
Natura &Co. Luxembourg Holdings Sarl,
6.00%, 4/19/29		201	185
Samarco Mineracao SA,
5.75%, 10/24/23 (c)(d)		520	409
			4,324
Bulgaria (0.2%)
Corporate Bond (0.2%)
Bulgarian Energy Holding EAD,
2.45%, 7/22/28	EUR	230	204

Burkina Faso (0.8%)
Corporate Bond (0.8%)
Endeavour Mining PLC,
5.00%, 10/14/26		$880	788

Chile (2.7%)
Corporate Bonds (1.3%)
AES Andes SA,
7.13%, 3/26/79		659	622
Liberty Latin America Ltd.,
2.00%, 7/15/24		311	294
VTR Comunicaciones SpA,
4.38%, 4/15/29		200	111
5.13%, 1/15/28		400	226
			1,253
Sovereign (1.4%)
Chile Government International Bond,
2.45%, 1/31/31		300	247
2.55%, 7/27/33		830	639
3.50%, 1/25/50		750	502
			1,388
			2,641
China (1.2%)
Corporate Bonds (1.2%)
KWG Group Holdings Ltd.,
7.88%, 8/30/24 (c)(d)		450	41
Longfor Group Holdings Ltd.,
3.85%, 1/13/32		231	98
Meituan,
0.00%, 4/27/27		500	443
Shimao Group Holdings Ltd.,
5.60%, 7/15/26		1,218	43
Sunac China Holdings Ltd.,
8.35%, 4/19/23 (c)(d)		740	112
Times China Holdings Ltd.,
5.55%, 6/4/24 (c)(d)		1,376	48

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Corporate Bonds (cont’d)
6.75%, 7/16/23 (c)(d)		$280	$10
Yuexiu REIT MTN Co. Ltd.,
2.65%, 2/2/26		430	370
			1,165
Colombia (2.2%)
Corporate Bonds (2.2%)
ABRA Global Finance
6.00% Cash, 5.50% PIK, 11.50%, 3/2/28 (b)(e)		526	422
Aris Mining Corp.,
6.88%, 8/9/26		830	665
Avianca Midco 2 PLC,
9.00%, 12/1/28		290	248
Canacol Energy Ltd.,
5.75%, 11/24/28		552	438
SierraCol Energy Andina LLC,
6.00%, 6/15/28		501	399
			2,172
Costa Rica (0.9%)
Corporate Bond (0.6%)
Liberty Costa Rica Senior Secured Finance,
10.88%, 1/15/31 (b)		630	632

Sovereign (0.3%)
Costa Rica Government International Bond,
6.55%, 4/3/34		300	293
			925
Dominican Republic (2.3%)
Sovereign (2.3%)
Dominican Republic International Bond,
4.88%, 9/23/32		600	489
5.88%, 1/30/60		200	144
6.00%, 7/19/28 (b)		600	572
6.85%, 1/27/45 (b)		740	632
7.45%, 4/30/44 (b)		500	458
			2,295
Egypt (1.6%)
Sovereign (1.6%)
Egypt Government International Bond,
5.25%, 10/6/25 (b)		500	386
5.75%, 5/29/24		300	279
6.38%, 4/11/31 (b)	EUR	500	296
6.88%, 4/30/40		$104	54
7.50%, 2/16/61		370	188
8.88%, 5/29/50		730	398
			1,601
El Salvador (1.1%)
Sovereign (1.1%)
El Salvador Government International Bond,
5.88%, 1/30/25		157	143
6.38%, 1/18/27		487	399
7.63%, 2/1/41		150	103
7.65%, 6/15/35		27	19
8.25%, 4/10/32		526	420
			1,084
Ethiopia (1.0%)
Sovereign (1.0%)
Ethiopia International Bond,
6.63%, 12/11/24		1,580	1,027

Gabon (0.3%)
Sovereign (0.3%)
Gabon Government International Bond,
6.95%, 6/16/25 (b)		300	268

Georgia (0.4%)
Corporate Bond (0.4%)
TBC Bank JSC,
10.78%, 10/3/24 (f)		370	362

Ghana (2.3%)
Corporate Bonds (0.8%)
Kosmos Energy Ltd.,
7.50%, 3/1/28		282	254
7.75%, 5/1/27		215	199
Tullow Oil PLC,
10.25%, 5/15/26		398	346
			799
Sovereign (1.5%)
Ghana Government International Bond,
6.38%, 2/11/27 (c)(d)		200	89
7.75%, 4/7/29 (c)(d)		205	91
8.13%, 3/26/32 (c)(d)		387	171
8.63%, 4/7/34 (c)(d)		417	186
8.63%, 6/16/49 (c)(d)		1,230	526
8.75%, 3/11/61 (c)(d)		403	173
8.88%, 5/7/42 (c)(d)		233	100
8.95%, 3/26/51 (c)(d)		245	105
			1,441
			2,240
Guatemala (0.7%)
Sovereign (0.7%)
Guatemala Government Bond,
3.70%, 10/7/33		300	231
4.65%, 10/7/41 (b)		310	230
6.13%, 6/1/50 (b)		320	277
			738
Honduras (0.1%)
Sovereign (0.1%)
Honduras Government International Bond,
6.25%, 1/19/27		150	142

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
Hungary (2.3%)
Corporate Bond (0.6%)
OTP Bank Nyrt,
8.75%, 5/15/33		$550	$547

Sovereign (1.7%)
Hungary Government International Bond,
5.38%, 9/12/33	EUR	134	137
6.25%, 9/22/32		$600	586
6.25%, 9/22/32 (b)		1,000	977
			1,700
			2,247
India (1.7%)
Corporate Bonds (1.4%)
Indiabulls Housing Finance Ltd.,
4.50%, 9/28/26		387	352
JSW Steel Ltd.,
5.05%, 4/5/32		642	516
Vedanta Resources Finance II PLC,
13.88%, 1/21/24		550	493
			1,361
Sovereign (0.3%)
Export-Import Bank of India,
5.50%, 1/18/33 (b)		300	288
			1,649
Indonesia (3.9%)
Corporate Bonds (1.3%)
APL Realty Holdings Pte. Ltd.,
5.95%, 6/2/24		350	271
Minejesa Capital BV,
4.63%, 8/10/30		1,165	1,040
			1,311
Sovereign (2.6%)
Indonesia Government International Bond,
3.55%, 3/31/32		600	519
4.45%, 4/15/70		300	228
4.65%, 9/20/32		780	731
4.85%, 1/11/33		1,160	1,106
			2,584
			3,895
Iraq (0.4%)
Sovereign (0.4%)
Iraq International Bond,
5.80%, 1/15/28		478	444

Ivory Coast (2.5%)
Sovereign (2.5%)
Ivory Coast Government International Bond,
4.88%, 1/30/32	EUR	600	485
6.63%, 3/22/48		2,031	1,482
6.88%, 10/17/40		591	464
			2,431
Jamaica (0.6%)
Corporate Bond (0.6%)
Digicel International Finance Ltd./Digicel international Holdings Ltd.,
8.75%, 5/25/24		$700	631

Jordan (0.8%)
Sovereign (0.8%)
Jordan Government International Bond,
7.38%, 10/10/47 (b)		514	425
7.50%, 1/13/29		200	196
7.75%, 1/15/28		200	200
			821
Kazakhstan (0.8%)
Sovereign (0.8%)
Kazakhstan Government International Bond,
6.50%, 7/21/45		800	816

Kenya (0.9%)
Sovereign (0.9%)
Republic of Kenya Government International Bond,
8.00%, 5/22/32		1,200	936

Kuwait (0.5%)
Sovereign (0.5%)
Kuwait International Government Bond,
3.50%, 3/20/27		550	522

Lebanon (0.2%)
Sovereign (0.2%)
Lebanon Government International Bond,
6.85%, 3/23/27 - 5/25/29 (c)(d)		2,420	199

Macedonia (2.9%)
Sovereign (2.9%)
North Macedonia Government International Bond,
1.63%, 3/10/28	EUR	1,554	1,339
6.96%, 3/13/27		1,449	1,564
			2,903
Mexico (5.5%)
Corporate Bonds (3.3%)
Banco Mercantil del Norte SA,
8.38%, 10/14/30 (f)		$234	222
BBVA Bancomer SA,
5.13%, 1/18/33		465	401
8.45%, 6/29/38 (b)		289	285
Braskem Idesa SAPI,
6.99%, 2/20/32		478	288
7.45%, 11/15/29		515	322
Cemex SAB de CV,
5.13%, 6/8/26 (f)		300	281
9.13%, 3/14/28 (b)(f)		244	254

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Corporate Bonds (cont'd)
Grupo Aeromexico SAB de CV,
8.50%, 3/17/27	$280	$262
Total Play Telecomunicaciones SA de CV,
7.50%, 11/12/25	1,351	968
		3,283
Sovereign (2.2%)
Petroleos Mexicanos,
4.25%, 1/15/25	330	316
5.95%, 1/28/31	900	645
6.35%, 2/12/48	400	228
6.70%, 2/16/32	500	372
6.88%, 8/4/26	300	277
10.00%, 2/7/33 (b)	300	267
		2,105
		5,388
Moldova (0.3%)
Corporate Bond (0.3%)
Aragvi Finance International DAC,
8.45%, 4/29/26	450	311

Mongolia (0.3%)
Corporate Bond (0.3%)
Mongolian Mining Corp./Energy Resources LLC,
9.25%, 4/15/24	265	265

Morocco (0.6%)
Sovereign (0.6%)
Morocco Government International Bond,
3.00%, 12/15/32	300	229
4.00%, 12/15/50 (b)	610	379
		608
Nigeria (3.4%)
Corporate Bonds (0.6%)
IHS Netherlands Holdco BV,
8.00%, 9/18/27 (b)	300	252
SEPLAT Energy PLC,
7.75%, 4/1/26	410	351
		603
Sovereign (2.8%)
Nigeria Government International Bond,
6.50%, 11/28/27 (b)	300	251
6.50%, 11/28/27	360	301
7.38%, 9/28/33	1,025	761
7.63%, 11/28/47	200	134
7.70%, 2/23/38	1,017	715
8.25%, 9/28/51	830	577
		2,739
		3,342
Oman (2.4%)
Sovereign (2.4%)
Oman Government International Bond,
5.38%, 3/8/27	200	195
6.25%, 1/25/31 (b)	550	544
6.25%, 1/25/31	1,060	1,049
6.75%, 1/17/48	440	406
7.38%, 10/28/32	200	212
		2,406
Panama (2.5%)
Corporate Bonds (1.3%)
C&W Senior Financing DAC,
6.88%, 9/15/27	873	768
Multibank, Inc.,
7.75%, 2/3/28 (b)	531	536
		1,304
Sovereign (1.2%)
Panama Bonos del Tesoro,
6.38%, 7/25/33	130	123
Panama Government International Bond,
2.25%, 9/29/32	600	436
3.87%, 7/23/60	470	273
4.50%, 4/1/56	500	331
		1,163
		2,467
Paraguay (1.2%)
Corporate Bond (0.7%)
Frigorifico Concepcion SA,
7.70%, 7/21/28	786	651

Sovereign (0.5%)
Paraguay Government International Bond,
5.40%, 3/30/50	248	196
5.40%, 3/30/50 (b)	400	317
		513
		1,164
Peru (2.6%)
Corporate Bonds (1.8%)
Auna SAA,
6.50%, 11/20/25	989	911
Hunt Oil Co. of Peru LLC Sucursal Del Peru,
8.55%, 9/18/33 (b)	200	202
Peru LNG Srl,
5.38%, 3/22/30	905	712
		1,825
Sovereign (0.8%)
Peruvian Government International Bond,
2.78%, 1/23/31	300	246

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)		Value (000)
Sovereign (cont'd)
3.00%, 1/15/34		$300	$232
3.55%, 3/10/51		400	265
			743
			2,568
Romania (5.1%)
Sovereign (5.1%)
Romanian Government International Bond,
1.75%, 7/13/30 (b)	EUR	315	253
1.75%, 7/13/30		1,724	1,383
2.00%, 4/14/33		562	410
2.12%, 7/16/31		749	589
2.13%, 3/7/28		532	489
3.75%, 2/7/34		121	101
3.75%, 2/7/34 (b)		560	469
4.00%, 2/14/51		$830	531
6.13%, 1/22/44		250	224
6.63%, 9/27/29	EUR	500	545
			4,994
Senegal (0.2%)
Sovereign (0.2%)
Senegal Government International Bond,
6.25%, 5/23/33		$300	241

Serbia (1.6%)
Sovereign (1.6%)
Serbia International Bond,
1.50%, 6/26/29	EUR	600	490
2.05%, 9/23/36		270	170
2.13%, 12/1/30 (b)		$310	228
2.13%, 12/1/30		720	530
6.50%, 9/26/33		200	191
			1,609
South Africa (1.1%)
Corporate Bonds (1.1%)
Petra Diamonds U.S. Treasury PLC
6.07% Cash, 3.96 % PIK,
9.75%, 3/8/26 (e)		151	133
Sasol Financing USA LLC,
5.50%, 3/18/31		870	683
8.75%, 5/3/29		233	224
			1,040
Sri Lanka (2.5%)
Sovereign (2.5%)
Sri Lanka Government International Bond,
5.75%, 4/18/23 (c)(d)		200	97
6.20%, 5/11/27 (c)(d)		2,400	1,121
6.35%, 6/28/24 (c)(d)		200	96
6.83%, 7/18/26 (c)(d)		200	96
6.85%, 3/14/24 - 11/3/25 (c)(d)		2,100	1,015
			2,425
Suriname (5.9%)
Sovereign (5.9%)
Suriname Government International Bond,
9.25%, 10/26/26 (c)(d)		4,633	3,996
12.88%, 12/30/23 (b)(c)(d)		868	782
12.88%, 12/30/23 (c)(d)		1,122	1,011
			5,789
Tanzania, United Republic Of (0.8%)
Corporate Bonds (0.8%)
HTA Group Ltd.,
2.88%, 3/18/27		200	165
7.00%, 12/18/25		600	579
			744
Trinidad And Tobago (0.3%)
Sovereign (0.3%)
Trinidad & Tobago Government International Bond,
4.50%, 6/26/30		350	323

Turkey (2.2%)
Corporate Bonds (2.2%)
Limak Iskenderun Uluslararasi Liman Isletmeciligi AS,
9.50%, 7/10/36		749	676
Ulker Biskuvi Sanayi AS,
6.95%, 10/30/25		740	697
WE Soda Investments Holding PLC,
9.50%, 10/6/28		800	808
			2,181
Ukraine (1.0%)
Sovereign (1.0%)
Ukraine Government Bond,
7.75%, 9/1/25 (c)(d)		100	33
Ukraine Government International Bond,
6.88%, 5/21/31 (c)(d)		1,000	267
7.75%, 9/1/24 - 9/1/25 (c)(d)		1,571	523
7.75%, 8/1/41 (c)(d)(g)		300	139
			962
United Arab Emirates (3.3%)
Sovereign (3.3%)
Finance Department Government of Sharjah,
4.00%, 7/28/50		1,671	976
4.38%, 3/10/51		500	313
6.50%, 11/23/32		550	549
6.50%, 11/23/32 (b)		1,430	1,429
			3,267
Uruguay (1.7%)
Sovereign (1.7%)
Uruguay Government International Bond,
4.38%, 1/23/31		550	527

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

	Face Amount (000)	Value (000)
Sovereign (cont'd)
5.10%, 6/18/50	$750	$667
5.75%, 10/28/34	490	500
		1,694
Uzbekistan (1.7%)
Corporate Bond (0.5%)
Uzbek Industrial and Construction Bank ATB,
5.75%, 12/2/24	462	442

Sovereign (1.2%)
Republic of Uzbekistan International Bond,
3.70%, 11/25/30 (b)	200	157
3.90%, 10/19/31	634	496
5.38%, 2/20/29	600	538
		1,191
		1,633
Venezuela (0.3%)
Sovereign (0.3%)
Petroleos de Venezuela SA,
6.00%, 11/15/26 (c)(d)	5,850	336

Vietnam (0.6%)
Corporate Bond (0.6%)
Mong Duong Finance Holdings BV,
5.13%, 5/7/29	606	551

Zambia (0.2%)
Sovereign (0.2%)
Zambia Government International Bond,
8.50%, 4/14/24 (c)(d)	401	221
Total Fixed Income Securities (Cost $109,717)		95,265

No. of Warrants
Warrant (0.0%)‡
Venezuela (0.0%)‡
Venezuela Government International Bond, Oil-Linked Payment Obligation,expires 4/15/20 (h)(i) (Cost $—)	3,750	19

Shares
Short-Term Investments (1.7%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (j) (Cost $1,595)	1,595,201	1,595

	Face Amount (000)
United States (0.1%)
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
4.47%, 11/30/23 (k) (Cost $124)	$125	$124
Total Short-Term Investments (Cost $1,719)		1,719
Total Investments (98.1%) (Cost $111,436) (l)(m)		97,003
Other Assets in Excess of Liabilities (1.9%)		1,831
Net Assets (100.0%)		$98,834

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.
(b)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Issuer in bankruptcy.
(d)	Non-income producing security; bond in default.
(e)	Income may be paid in additional securities and/or cash at the discretion of the issuer.
(f)	Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2023.
(g)	Floating or variable rate securities: The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(h)	Perpetual maturity date. Date disclosed is the last expiration date.
(i)	Non-income producing security.
(j)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.
(k)	Rate shown is the yield to maturity at September 30, 2023.
(l)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(m)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,922,000 and the aggregate gross unrealized depreciation is approximately $17,170,000, resulting in net unrealized depreciation of approximately $15,248,000.
DAC	Designated Activity Company.
MTN	Medium Term Note.
PIK	Payment-in-Kind.
REIT	Real Estate Investment Trust.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.		$1,415	EUR	1,321	10/6/23	$(18)
Australia & New Zealand Banking Group Ltd.		$1,064	EUR	1,000	10/6/23	(7)
Barclays Bank PLC	EUR	1,022		$1,096	10/6/23	16
Citibank NA		$150	EUR	140	10/6/23	(2)
HSBC Bank PLC	EUR	666		$716	10/6/23	12
HSBC Bank PLC	EUR	263		$283	10/6/23	5
HSBC Bank PLC	EUR	247		$266	10/6/23	4
HSBC Bank PLC	EUR	264		$284	10/6/23	5
HSBC Bank PLC	EUR	1,200		$1,290	10/6/23	21
HSBC Bank PLC	EUR	287		$309	10/6/23	5
HSBC Bank PLC	EUR	76		$82	10/6/23	1
Standard Chartered Bank	EUR	444		$476	10/6/23	7
State Street Bank and Trust Co.	EUR	525		$563	10/6/23	8
State Street Bank and Trust Co.	EUR	482		$516	10/6/23	7
State Street Bank and Trust Co.	EUR	483		$518	10/6/23	7
State Street Bank and Trust Co.	EUR	1,222		$1,310	10/6/23	18
State Street Bank and Trust Co.	EUR	452		$485	10/6/23	7
State Street Bank and Trust Co.	EUR	2,201		$2,362	10/6/23	35
State Street Bank and Trust Co.	EUR	1,200		$1,289	10/6/23	21
State Street Bank and Trust Co.	EUR	264		$284	10/6/23	5
State Street Bank and Trust Co.	EUR	287		$308	10/6/23	5
State Street Bank and Trust Co.	EUR	247		$265	10/6/23	4
State Street Bank and Trust Co.	EUR	666		$716	10/6/23	11
State Street Bank and Trust Co.	EUR	263		$283	10/6/23	5
State Street Bank and Trust Co.	EUR	1,861		$1,996	10/6/23	28
State Street Bank and Trust Co.	EUR	1,032		$1,107	10/6/23	16
State Street Bank and Trust Co.	EUR	408		$438	10/6/23	6
State Street Bank and Trust Co.	EUR	409		$439	10/6/23	6
State Street Bank and Trust Co.	EUR	383		$411	10/6/23	6
UBS AG	EUR	74		$80	10/6/23	1
UBS AG	EUR	111		$117	10/6/23	— @
						$245

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Debt Portfolio

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 2 yr. Note (United States)	4	Dec-23		$800	$811	$(3)
U.S. Treasury 10 yr. Note (United States)	9	Dec-23		900	973	(10)
U.S. Treasury 10 yr. Ultra Note (United States)	132	Dec-23		13,200	14,726	(419)
U.S. Treasury Long Bond (United States)	11	Dec-23		1,100	1,252	(69)
U.S. Treasury Ultra Bond (United States)	96	Dec-23		9,600	11,394	(837)
Short:
Euro-Buxl 30 yr. Bond (Germany)	8	Dec-23	EUR	(800)	(1,035)	72
German Euro-Bobl Index (Germany)	41	Dec-23		(4,100)	(5,018)	52
German Euro-Bund Index (Germany)	43	Dec-23	EUR	(4,300)	$(5,848)	$121
U.S. Treasury 5 yr. Note (United States)	45	Dec-23		$(4,500)	(4,741)	33
						$(1,060)

@		Value is less than $500.
EUR	—	Euro

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	68.4%
Corporate Bonds	29.8
Other*	1.8
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open long/short futures contracts with a value of approximately $45,798,000 and net unrealized depreciation of approximately $1,060,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $245,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Emerging Markets Equity Portfolio

	Shares	Value (000)
Common Stocks (99.5%)
Brazil (7.7%)
Banco BTG Pactual SA (Units) (a)	280,047	$1,731
Itau Unibanco Holding SA (Preference)	311,497	1,686
Localiza Rent a Car SA	171,964	2,003
Lojas Renner SA	523,607	1,396
Petroleo Brasileiro SA (Preference)	394,665	2,720
Raia Drogasil SA	268,157	1,474
WEG SA	96,793	698
		11,708
China (18.1%)
Alibaba Group Holding Ltd. (b)(c)	209,900	2,276
BYD Co. Ltd., H Shares (b)	82,500	2,542
China Construction Bank Corp., H Shares (b)	4,891,230	2,749
China Mengniu Dairy Co. Ltd. (b)(c)	458,000	1,528
China Merchants Bank Co. Ltd., H Shares (b)	358,000	1,486
China Resources Beer Holdings Co. Ltd. (b)	188,000	1,027
China Tourism Group Duty Free Corp. Ltd. (b)(c)(d)	38,400	507
JD.com, Inc., Class A (b)	32,430	472
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	157,809	976
Kweichow Moutai Co. Ltd., Class A	6,391	1,585
Li Ning Co. Ltd. (b)	172,500	720
Meituan, Class B (b)(c)	60,280	873
NARI Technology Co. Ltd., Class A	306,200	932
Postal Savings Bank of China Co. Ltd. (b)	2,719,000	1,369
Proya Cosmetics Co. Ltd., Class A	63,848	890
Shenzhou International Group Holdings Ltd. (b)	209,400	1,991
Sungrow Power Supply Co. Ltd., Class A	77,798	954
Tencent Holdings Ltd. (b)	115,700	4,485
		27,362
India (24.3%)
Axis Bank Ltd.	93,946	1,169
Bajaj Auto Ltd.	36,748	2,235
Bajaj Finance Ltd.	18,943	1,777
Delhivery Ltd. (c)	184,002	912
HDFC Asset Management Co. Ltd.	32,414	1,032
HDFC Bank Ltd.	145,704	2,672
Hindalco Industries Ltd.	343,541	2,028
ICICI Bank Ltd.	327,035	3,747
ICICI Prudential Life Insurance Co. Ltd.	178,353	1,214
Infosys Ltd.	113,031	1,943
Infosys Ltd. ADR	46,495	796
Larsen & Toubro Ltd.	43,097	1,566
Macrotech Developers Ltd. (c)	159,125	1,529
Mahindra & Mahindra Ltd.	113,279	2,115
MakeMyTrip Ltd. (c)	18,965	769
Max Healthcare Institute Ltd. (c)	354,387	2,421
Pidilite Industries Ltd.	33,120	971
Reliance Industries Ltd.	125,807	3,542
Star Health & Allied Insurance Co. Ltd. (c)	143,602	1,038
State Bank of India	337,168	2,422
United Breweries Ltd.	46,795	877
		36,775
Indonesia (4.3%)
Bank Central Asia Tbk PT	2,804,400	1,598
Bank Mandiri Persero Tbk PT	6,475,300	2,520
Bank Rakyat Indonesia Persero Tbk PT	4,959,900	1,675
Cisarua Mountain Dairy PT TBK	2,951,200	758
		6,551
Korea, Republic of (10.2%)
DB Insurance Co. Ltd.	5,710	378
Hyundai Marine & Fire Insurance Co. Ltd.	15,810	380
KB Financial Group, Inc.	25,877	1,055
Kia Corp.	15,128	911
Korea Zinc Co. Ltd.	2,799	1,049
LG Chem Ltd.	849	311
Samsung Electronics Co. Ltd.	154,852	7,828
Samsung SDI Co. Ltd.	2,265	856
SK Hynix, Inc.	30,629	2,593
		15,361
Mexico (6.0%)
Gruma SAB de CV , Class B	147,276	2,516
Grupo Aeroportuario del Sureste SAB de CV, Class B	58,710	1,437
Grupo Financiero Banorte SAB de CV Series O	82,089	688
Qualitas Controladora SAB de CV	201,013	1,513
Wal-Mart de Mexico SAB de CV	786,753	2,970
		9,124
Poland (1.8%)
LPP SA	891	2,644
Portugal (2.1%)
Galp Energia SGPS SA	217,912	3,228
Saudi Arabia (0.9%)
Alinma Bank	145,567	1,298
South Africa (5.6%)
Anglo American PLC	109,995	3,041
AVI Ltd.	494,510	1,947
Bidvest Group Ltd. (d)	116,001	1,668
Capitec Bank Holdings Ltd.	19,826	1,793
		8,449
Taiwan (13.5%)
Advantech Co. Ltd.	36,000	385
Airtac International Group	32,901	1,000
Chailease Holding Co. Ltd.	312,940	1,757
CTBC Financial Holding Co. Ltd.	843,000	641
Delta Electronics, Inc.	140,000	1,410
MediaTek, Inc.	63,000	1,440
Taiwan Semiconductor Manufacturing Co. Ltd.	509,000	8,300
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	41,165	3,577
United Microelectronics Corp.	833,000	1,170
Voltronic Power Technology Corp.	14,000	689
		20,369

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

	Shares	Value (000)
Thailand (1.9%)
Central Retail Corp. PCL	355,100	$377
CP ALL PCL	221,600	367
Kasikornbank PCL	296,000	1,022
Tisco Financial Group PCL	413,700	1,121
		2,887
United Kingdom (3.1%)
Antofagasta PLC	122,196	2,121
Mondi PLC (d)	151,528	2,532
		4,653
Total Common Stocks (Cost $131,271)		150,409

No. of Rights
Rights (0.0%)‡
Brazil (0.0%)‡
Localiza Rent a Car SA, expires 11/10/23 (c) (Cost $—)	1,260	4

	Shares
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (e) (Cost $1,805)	1,805,257	1,805
Total Investments (100.7%) (Cost $133,076) Including $3,427 of Securities Loaned (f)(g)(h)(i)		152,218
Liabilities in Excess of Other Assets (–0.7%)		(1,038)
Net Assets (100.0%)		$151,180

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

‡	Amount is less than 0.05%.
(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $3,427,000 and $3,594,000 respectively. The Fund received non-cash collateral of approximately $3,594,000 in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $121,548,000 and 80.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with open futures contracts.
(i)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $31,042,000 and the aggregate gross unrealized depreciation is approximately $11,924,000, resulting in net unrealized appreciation of approximately $19,118,000.
ADR	American Depositary Receipt.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Equity Portfolio

Futures Contract:
The Fund had the following futures contract open at September 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Depreciation (000)
Long:
MSCI Emerging Market Index (United States)	14	Dec-23	$693	$669	$(24)

MSCI	Morgan Stanley Capital International.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.5%
Banks	20.2
Semiconductors & Semiconductor Equipment	11.2
Oil, Gas & Consumable Fuels	6.2
Metals & Mining	5.4
Tech Hardware, Storage & Peripherals	5.4
Automobiles	5.1
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open long futures contract with a value of approximately $669,000 and unrealized depreciation of approximately $24,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (96.5%)
Australia (2.4%)
Transurban Group (Units) (a)	199,860	$1,624

Canada (16.7%)
Enbridge, Inc.	95,803	3,177
Fortis, Inc. (b)	8,737	332
GFL Environmental, Inc.	119,449	3,794
Keyera Corp. (b)	17,508	411
Pembina Pipeline Corp.	61,062	1,836
TC Energy Corp. (b)	48,490	1,668
		11,218
China (5.0%)
China Gas Holdings Ltd. (c)	3,533,600	3,331

France (5.4%)
Aeroports de Paris	2,026	239
Getlink SE	10,581	169
Vinci SA	29,237	3,234
		3,642
Italy (3.7%)
Infrastrutture Wireless Italiane SpA	136,304	1,619
Snam SpA	14,681	69
Terna - Rete Elettrica Nazionale	110,477	831
		2,519
Mexico (1.8%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	51,533	846
Grupo Aeroportuario del Sureste SAB de CV, Class B	15,054	369
		1,215
New Zealand (0.6%)
Auckland International Airport Ltd.	79,754	378

Portugal (0.4%)
EDP Renovaveis SA	15,468	253

Spain (7.6%)
Aena SME SA	7,572	1,139
Cellnex Telecom SA	46,635	1,622
Ferrovial SE	44,327	1,355
Iberdrola SA	89,358	999
		5,115
Switzerland (0.9%)
Flughafen Zurich AG (Registered)	3,223	614

United Kingdom (6.3%)
National Grid PLC	254,917	3,048
Pennon Group PLC	34,144	244
Severn Trent PLC	33,259	959
		4,251
United States (45.7%)
Ameren Corp.	5,892	441
American Electric Power Co., Inc.	22,428	1,687
American Tower Corp. REIT	24,742	4,069
American Water Works Co., Inc.	11,759	1,456
Atmos Energy Corp.	10,246	1,085
CenterPoint Energy, Inc.	60,276	1,619
Cheniere Energy, Inc.	14,925	2,477
Crown Castle, Inc. REIT	8,437	777
Edison International	20,491	1,297
Eversource Energy	19,402	1,128
Exelon Corp.	58,726	2,219
Kinder Morgan, Inc.	34,910	579
NiSource, Inc.	40,832	1,008
ONEOK, Inc.	18,962	1,203
PG&E Corp. (d)	88,919	1,434
SBA Communications Corp. REIT	6,060	1,213
Sempra	38,014	2,586
Targa Resources Corp.	28,453	2,439
Williams Cos., Inc.	60,653	2,043
		30,760
Total Common Stocks (Cost $67,358)		64,920
Short-Term Investments (5.0%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (e) (Cost $2,155)	2,154,802	2,155

Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e)	1,028,007	1,028

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $71; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $72)	$71	$71
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $156; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $159)	156	156
		227
Total Securities held as Collateral on Loaned Securities (Cost $1,255)		1,255
Total Short-Term Investments (Cost $3,410)		3,410
Total Investments (101.5%) (Cost $70,768) Including $2,101 of Securities Loaned (f)(g)(h)		68,330
Liabilities in Excess of Other Assets (–1.5%)		(1,041)
Net Assets (100.0%)		$67,289

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $2,101,000 and $2,215,000 respectively. The Fund received cash collateral of approximately $1,255,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $960,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $21,727,000 and 32.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,976,000 and the aggregate gross unrealized depreciation is approximately $7,414,000, resulting in net unrealized depreciation of approximately $2,438,000.
REIT	Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	35.7%
Electricity Transmission & Distribution	15.3
Diversified	13.9
Communications	13.9
Other**	9.9
Others	6.0
Airports	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

		Value
	Shares	(000)
Common Stocks (99.1%)
Australia (3.8%)
Goodman Group REIT	25,613	$351
National Storage REIT	201,238	280
Region RE Ltd. REIT	208,145	269
Stockland REIT	129,181	323
		1,223
Belgium (1.7%)
Aedifica SA REIT	3,452	196
Shurgard Self Storage Ltd. REIT	3,913	155
Warehouses De Pauw CVA REIT	7,538	186
		537
Canada (3.6%)
Boardwalk REIT	8,321	409
Chartwell Retirement Residences (Units) (a)	37,699	285
Granite REIT	3,061	163
InterRent REIT	35,435	326
		1,183
France (1.0%)
Carmila SA REIT (b)	13,125	196
Gecina SA REIT	1,343	137
		333
Germany (1.9%)
LEG Immobilien SE (b)	4,279	294
Vonovia SE	13,485	323
		617
Hong Kong (3.8%)
Link REIT	108,494	530
Sun Hung Kai Properties Ltd.	36,893	394
Wharf Real Estate Investment Co. Ltd.	82,420	318
		1,242
Japan (11.0%)
Heiwa Real Estate, Inc. REIT	149	146
Hulic Co. Ltd.	30,500	273
Invincible Investment Corp. REIT	1,114	460
Japan Hotel REIT Investment Corp.	486	254
Japan Metropolitan Fund Invest REIT	224	145
Japan Real Estate Investment Corp. REIT	72	281
Mitsubishi Estate Co. Ltd.	19,300	252
Mitsui Fudosan Co. Ltd.	41,500	914
Mitsui Fudosan Logistics Park, Inc. REIT	51	161
Nippon Building Fund, Inc. REIT	53	215
Nippon Prologis REIT, Inc. REIT	118	220
Nomura Real Estate Master Fund, Inc. REIT	238	266
		3,587
Netherlands (0.4%)
CTP NV	9,309	133

Singapore (2.8%)
CapitaLand Integrated Commercial Trust REIT	176,800	239
Frasers Centrepoint Trust REIT	145,500	232
Frasers Logistics & Commercial Trust REIT	326,200	255
Mapletree Pan Asia Commercial Trust REIT	188,300	196
		922
Spain (0.8%)
Merlin Properties Socimi SA REIT	29,301	247

Sweden (1.4%)
Castellum AB	26,658	270
Pandox AB	17,271	184
		454
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	1,699	200

United Kingdom (3.9%)
Impact Healthcare PLC REIT	119,840	121
LondonMetric Property PLC REIT	93,372	195
Segro PLC REIT	57,488	503
UNITE Group PLC REIT	28,133	307
Workspace Group PLC REIT	21,902	130
		1,256
United States (62.4%)
Agree Realty Corp. REIT	5,017	277
Alexandria Real Estate Equities, Inc. REIT	1,680	168
American Homes 4 Rent, Class A REIT	34,032	1,147
Americold Realty Trust, Inc. REIT	13,794	420
AvalonBay Communities, Inc. REIT	7,010	1,204
Brixmor Property Group, Inc. REIT	25,597	532
CareTrust REIT, Inc.	16,034	329
Digital Realty Trust, Inc. REIT	9,331	1,129
Equinix, Inc. REIT	2,611	1,896
Essex Property Trust, Inc. REIT	4,015	852
Extra Space Storage, Inc. REIT	2,700	328
Hilton Worldwide Holdings, Inc.	1,158	174
Host Hotels & Resorts, Inc. REIT	23,565	379
Iron Mountain, Inc. REIT	3,061	182
Kite Realty Group Trust REIT	24,625	528
Mid-America Apartment Communities, Inc. REIT	4,384	564
NETSTREIT Corp. REIT	10,184	159
Prologis, Inc. REIT	25,376	2,847
Public Storage REIT	4,462	1,176
Realty Income Corp. REIT	16,304	814
Rexford Industrial Realty, Inc. REIT	6,545	323
Simon Property Group, Inc. REIT	8,963	968
Sun Communities, Inc. REIT	4,059	480
Urban Edge Properties REIT	10,754	164
Ventas, Inc. REIT	6,490	273

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

		Value
	Shares	(000)
United States (cont'd)
VICI Properties, Inc. REIT	30,216	$879
Welltower, Inc. REIT	25,449	2,085
		20,277
Total Common Stocks (Cost $33,030)		32,211

Short-Term Investment (0.8%)
Investment Company (0.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (c) (Cost $272)	271,881	272
Total Investments (99.9%) (Cost $33,302) (d)(e)(f)		32,483
Other Assets in Excess of Liabilities (0.1%)		25
Net Assets (100.0%)		$32,508

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Consists of one or more classes of securities traded together as a unit.
(b)	Non-income producing security.
(c)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.
(d)	The approximate fair value and percentage of net assets, $10,751,000 and 33.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(e)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(f)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,008,000 and the aggregate gross unrealized depreciation is approximately $2,827,000, resulting in net unrealized depreciation of approximately $819,000.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Residential	18.2%
Industrial	16.3
Diversified	13.7
Other*	13.7
Retail	12.7
Health Care	10.1
Data Centers	9.3
Self Storage	6.0
Total Investments	100.0%

* Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (48.1%)
Agency Fixed Rate Mortgages (3.9%)
United States (3.9%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
2.00%, 6/1/52		$631	$481
3.00%, 11/1/52		101	83
4.50%, 1/1/49		12	11
Gold Pools:
3.50%, 2/1/45 - 6/1/45		163	143
4.50%, 1/1/49		8	7
Federal National Mortgage Association, Conventional Pools:
2.50%, 10/1/51		293	233
3.00%, 4/1/52		399	330
3.50%, 1/1/51		422	369
4.00%, 11/1/41 - 1/1/46		165	151
4.50%, 3/1/41 - 11/1/44		66	63
5.00%, 1/1/41 - 3/1/41		27	27
6.00%, 1/1/38		5	5
October TBA
3.00%, 10/1/53 (a)		100	83
4.00%, 10/1/53 (a)		350	312
4.50%, 10/1/52 (a)		100	92
5.00%, 10/1/53 (a)		400	378
5.50%, 10/1/53 (a)		75	72
6.00%, 10/1/53 (a)		220	217
Government National Mortgage Association, Various Pools:
4.00%, 7/15/44		11	10
5.00%, 2/20/49		3	3
Total Agency Fixed Rate Mortgages (Cost $3,349)			3,070
Asset-Backed Securities (0.3%)
Ireland (0.1%)
European Residential Loan Securitisation
2019-NPL1 DAC, Class A
1 Month EURIBOR + 3.25%,
7.12%, 7/24/54 (b)	EUR	84	88
United States (0.2%)
Renaissance Home Equity Loan Trust,
1 Month Term SOFR + 0.87%,
6.19%, 12/25/32 (b)		$82	74
SLM Student Loan Trust,
3 Month EURIBOR + 0.55%,
4.27%, 7/25/39 (b)	EUR	64	64
			138
Total Asset-Backed Securities (Cost $230)			226
Commercial Mortgage-Backed Securities (0.6%)
United States (0.6%)
Commercial Mortgage Trust,
3.96%, 3/10/47		$144	143
4.24%, 2/10/47 (b)		$63	63
4.89%, 7/15/47 (b)(c)		100	88
Credit Suisse Mortgage Trust,
1 Month Term SOFR + 3.14%,
8.48%, 9/9/24 (b)(c)		100	101
WFRBS Commercial Mortgage Trust,
5.17%, 9/15/46 (b)(c)		111	100
Total Commercial Mortgage-Backed Securities (Cost $513)			495
Corporate Bonds (9.9%)
Australia (0.5%)
NBN Co. Ltd.,
2.63%, 5/5/31 (c)		200	161
Transurban Finance Co. Pty Ltd.,
2.00%, 8/28/25	EUR	100	102
Westpac Banking Corp.,
2.67%, 11/15/35		$125	94
			357
Brazil (0.2%)
JBS USA LUX SA/JBS USA Food Co./JBS
USA Finance, Inc.,
2.50%, 1/15/27		225	199
Canada (0.6%)
Province of Ontario Canada,
2.30%, 6/15/26		190	177
Province of Quebec Canada,
0.00%, 10/29/30	EUR	210	173
Rogers Communications, Inc.,
3.80%, 3/15/32		$100	83
			433
France (0.8%)
AXA SA,
3.25%, 5/28/49	EUR	100	95
BNP Paribas SA,
1.13%, 6/11/26		225	221
BPCE SA,
5.15%, 7/21/24 (c)		$200	197
Orange SA,
5.00%, 10/1/26 (d)	EUR	100	105
			618
Germany (0.5%)
Deutsche Bank AG,
Series E
0.96%, 11/8/23		$150	149
Kreditanstalt fuer Wiederaufbau,
1.13%, 9/15/32	EUR	190	167
Volkswagen International Finance NV,
Series 10Y
1.88%, 3/30/27	EUR	100	97
			413

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Ireland (0.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		$175	$157
Italy (0.1%)
Assicurazioni Generali SpA,
5.50%, 10/27/47	EUR	100	106
Japan (0.2%)
NTT Finance Corp.,
1.59%, 4/3/28 (c)		$200	169
Korea, Republic of (0.5%)
Korea Electric Power Corp.,
2.50%, 6/24/24 (c)		200	195
Korea Southern Power Co. Ltd.,
0.75%, 1/27/26 (c)		200	179
			374
Luxembourg (0.1%)
Blackstone Property Partners Europe Holdings Sarl,
1.25%, 4/26/27	EUR	100	89
Netherlands (0.1%)
ASR Nederland NV,
5.00%, 9/30/24 (d)		100	104
Spain (0.4%)
Banco Santander SA,
3.13%, 1/19/27		100	101
5.18%, 11/19/25		$200	195
			296
Sweden (0.1%)
Akelius Residential Property Financing BV,
1.13%, 1/11/29	EUR	100	83
United Arab Emirates (0.2%)
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36 (c)		$225	174
United Kingdom (0.8%)
BAT Capital Corp.,
3.56%, 8/15/27		33	30
HSBC Holdings PLC,
2.26%, 11/13/26	GBP	100	113
6.16%, 3/9/29		$225	223
Lloyds Banking Group PLC,
2.25%, 10/16/24	GBP	100	117
NGG Finance PLC,
5.63%, 6/18/73		100	117
			600
United States (4.6%)
Amazon.com, Inc.,
2.10%, 5/12/31		$100	80
3.10%, 5/12/51		50	33
AT&T, Inc.,
1.80%, 9/5/26	EUR	100	99
2.90%, 12/4/26	GBP	100	112
3.65%, 6/1/51		$50	32
Bank of America Corp.,
2.69%, 4/22/32		50	39
3.85%, 3/8/37		25	20
4.38%, 4/27/28		100	94
4.57%, 4/27/33		25	22
CDW LLC/CDW Finance Corp.,
2.67%, 12/1/26		25	23
Celanese U.S. Holdings LLC,
6.17%, 7/15/27		50	49
Centene Corp.,
2.50%, 3/1/31		175	135
Charles Schwab Corp.,
5.85%, 5/19/34		65	62
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.38%, 10/23/35		75	70
Citigroup, Inc.,
3.06%, 1/25/33		50	40
3.79%, 3/17/33		225	188
Comcast Corp.,
1.95%, 1/15/31		125	98
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52		75	46
Energy Transfer LP,
2.90%, 5/15/25		150	143
Enterprise Products Operating LLC,
3.95%, 1/31/60		50	35
5.35%, 1/31/33		25	25
Georgia-Pacific LLC,
2.30%, 4/30/30 (c)		175	143
Global Payments, Inc.,
4.45%, 6/1/28		100	93
Goldman Sachs Group, Inc.,
2.62%, 4/22/32		150	117
HCA, Inc.,
4.63%, 3/15/52 (c)		75	56
Intel Corp.,
5.70%, 2/10/53		75	70
JPMorgan Chase & Co.,
2.55%, 11/8/32		225	174

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
United States (cont'd)
Lowe's Cos., Inc.,
1.30%, 4/15/28		$75	$63
1.70%, 10/15/30		100	77
Marriott International, Inc.,
4.90%, 4/15/29		25	24
Medtronic Global Holdings SCA,
1.00%, 7/2/31	EUR	100	86
Metropolitan Life Global Funding I,
2.95%, 4/9/30 (c)		$150	127
NextEra Energy Capital Holdings, Inc.,
2.75%, 11/1/29		175	149
ONEOK, Inc.,
5.65%, 11/1/28		50	49
Prologis Euro Finance LLC,
1.88%, 1/5/29	EUR	100	92
Republic Services, Inc.,
5.00%, 4/1/34		$50	47
Thermo Fisher Scientific, Inc.,
0.88%, 10/1/31	EUR	100	83
Truist Financial Corp.,
5.87%, 6/8/34		$100	94
U.S. Bancorp,
5.78%, 6/12/29		75	73
5.84%, 6/12/34		75	71
Upjohn Finance BV,
1.91%, 6/23/32	EUR	100	82
Verizon Communications, Inc.,
1.13%, 11/3/28	GBP	100	98
3.40%, 3/22/41		$50	36
Vontier Corp.,
2.40%, 4/1/28		50	42
Warnermedia Holdings, Inc.,
4.28%, 3/15/32		150	127
5.05%, 3/15/42		25	19
			3,537
Total Corporate Bonds (Cost $8,845)			7,709
Mortgages - Other (1.4%)
Germany (0.0%)‡
Berg Finance DAC,
3 Month EURIBOR + 1.05%,
4.75%, 4/22/33 (b)	EUR	15	15
United Kingdom (0.1%)
Landmark Mortgage Securities No. 3 PLC,
3 Month GBP SONIA + 2.22%,
7.37%, 4/17/44 (b)	GBP	56	63
United States (1.3%)
Bayview Opportunity Master Fund VIA Trust,
3.00%, 1/25/52 (b)(c)		$91	72
BX Commercial Mortgage Trust,
1 Month Term SOFR + 2.28%,
7.61%, 6/15/40 (b)(c)		$100	100
Federal Home Loan Mortgage Corp. Whole Loan Securities Trust,
3.00%, 9/25/45		17	15
3.00%, 7/25/46		8	7
3.00%, 12/25/46		30	25
3.00%, 5/25/47		37	31
3.50%, 5/25/45		7	6
3.50%, 9/25/45		16	14
3.50%, 7/25/46		10	9
4.00%, 5/25/45		2	1
Hundred Acre Wood Trust,
2.50%, 12/25/51 (b)(c)		88	67
JP Morgan Mortgage Trust,
3.00%, 4/25/52 (b)(c)		162	129
3.00%, 9/25/52 (b)(c)		176	140
3.25%, 7/25/52 (b)(c)		88	71
PRKCM 2023-AFC1 Trust, Class A1
6.60%, 2/25/58 (c)		88	89
PRMI Securitization Trust,
2.50%, 4/25/51 (b)(c)		84	63
Seasoned Credit Risk Transfer Trust,
3.00%, 11/25/57		79	67
3.00%, 7/25/58		85	71
3.00%, 10/25/58		13	11
4.00%, 10/25/58		12	11
			999
Total Mortgages - Other (Cost $1,261)			1,077
Sovereign (26.2%)
Australia (0.3%)
Australia Government Bond,
1.25%, 5/21/32	AUD	530	264
Austria (0.1%)
Republic of Austria Government Bond,
0.00%, 2/20/30 (c)	EUR	70	60
Belgium (0.2%)
Kingdom of Belgium Government Bond,
0.90%, 6/22/29 (c)		30	28
1.70%, 6/22/50 (c)		90	61
Series 99
3.45%, 6/22/43 (c)		100	99
			188
Brazil (2.1%)
Brazil Notas do Tesouro Nacional,
10.00%, 1/1/27	BRL	8,262	1,607
Canada (0.8%)
Canadian Government Bond,
1.25%, 6/1/30	CAD	580	357
2.00%, 12/1/51	CAD	20	10
2.50%, 12/1/32		350	227
			594

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
China (7.8%)
Agricultural Development Bank of China,
2.25%, 4/22/25	CNY	770	$105
3.79%, 10/26/30		740	107
China Development Bank,
3.07%, 3/10/30		1,410	196
3.34%, 7/14/25		740	103
China Government Bond,
2.37%, 1/20/27		3,200	437
2.76%, 5/15/32		25,730	3,525
2.80%, 11/15/32		1,600	220
3.13%, 11/21/29		4,390	619
3.27%, 11/19/30		1,840	263
3.52%, 4/25/46		410	61
3.53%, 10/18/51		200	30
3.81%, 9/14/50		300	46
3.86%, 7/22/49		1,270	198
Export-Import Bank of China,
2.93%, 3/2/25		740	102
			6,012
Colombia (0.1%)
Colombian TES,
Series B
7.00%, 3/26/31	COP	268,000	52
Czech Republic (0.1%)
Czech Republic Government Bond,
1.20%, 3/13/31	CZK	1,200	41
Denmark (0.1%)
Denmark Government Bond,
0.50%, 11/15/27	DKK	630	81
Finland (0.1%)
Finland Government Bond,
1.13%, 4/15/34	EUR	70	59
France (1.6%)
Agence Francaise de Developpement EPIC,
1.50%, 10/31/34		100	85
Banque Federative du Credit Mutuel SA,
1.25%, 12/5/25	GBP	100	111
French Republic Government Bond OAT,
0.00%, 11/25/29	EUR	940	821
2.00%, 5/25/48 (c)		200	151
SNCF Reseau,
1.88%, 3/30/34		100	88
			1,256
Germany (1.5%)
Bundesrepublik Deutschland Bundesanleihe,
0.00%, 8/15/31 - 8/15/50	EUR	748	615
0.25%, 2/15/29		190	176
4.25%, 7/4/39		120	146
Series G
1.80%, 8/15/53		28	23
State of North Rhine-Westphalia Germany,
1.65%, 2/22/38		290	240
			1,200
Greece (2.5%)
Hellenic Republic Government Bonds,
4.25%, 6/15/33 (c)		1,880	1,975
Hungary (0.1%)
Hungary Government Bond,
Series 30/A
3.00%, 8/21/30	HUF	8,480	18
Series 32/A
4.75%, 11/24/32		18,110	41
Series 32/G
4.50%, 5/27/32		10,410	23
			82
Indonesia (0.3%)
Indonesia Treasury Bond,
8.25%, 5/15/29	IDR	839,000	59
8.38%, 3/15/34		2,481,000	179
			238
Ireland (0.1%)
Ireland Government Bond,
0.20%, 10/18/30	EUR	80	69
Italy (0.6%)
Italy Buoni Poliennali Del Tesoro,
0.45%, 2/15/29		50	43
2.50%, 12/1/32		220	197
4.45%, 9/1/43		199	194
			434
Japan (3.7%)
Japan Government Five Year Bond,
0.10%, 6/20/24	JPY	90,300	605
Japan Government Ten Year Bond,
0.10%, 6/20/26 - 6/20/31		148,800	973
Japan Government Thirty Year Bond,
0.30%, 6/20/46		34,300	176
0.40%, 9/20/49		21,900	109
0.60%, 6/20/50		29,000	151
1.70%, 6/20/33		54,300	396
Japan Government Twenty Year Bond,
0.40%, 6/20/41	JPY	77,000	439
			2,849

Morgan Stanley Variable Insurance Fund, Inc.
Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Face
	Amount		Value
	(000)		(000)
Korea, Republic of (0.5%)
Export-Import Bank of Korea,
0.63%, 2/9/26		$200	$178
Korea Development Bank,
0.80%, 7/19/26		200	176
			354
Malaysia (0.4%)
Malaysia Government Bond,
Series 0219
3.89%, 8/15/29	MYR	440	93
Series 0122
3.58%, 7/15/32		200	41
Petronas Capital Ltd.,
3.50%, 3/18/25 (c)		$200	194
			328
Mexico (0.2%)
Mexican Bonos,
Series M
7.50%, 6/3/27	MXN	1,700	89
8.50%, 5/31/29		800	43
			132
Netherlands (0.2%)
Netherlands Government Bond,
0.00%, 7/15/30	EUR	190	164
2.75%, 1/15/47		20	20
			184
New Zealand (0.3%)
New Zealand Government Bond,
Series 0530
4.50%, 5/15/30	NZD	200	115
Series 0534
4.25%, 5/15/34		200	109
			224
Norway (0.0%)‡
Norway Government Bond,
2.13%, 5/18/32 (c)	NOK	190	15

Poland (0.0%)‡
Republic of Poland Government Bond,
Series 0432
1.75%, 4/25/32	PLN	200	33

Singapore (0.1%)
Singapore Government Bond,
2.63%, 8/1/32	SGD	70	48

Slovenia (0.2%)
Slovenia Government International Bond,
5.00%, 9/19/33 (c)		$200	194

Spain (0.9%)
Spain Government Bond,
0.00%, 5/31/25 - 1/31/28 (c)	EUR	360	355
2.70%, 10/31/48 (c)		40	31
3.45%, 7/30/66 (c)		21	18
3.55%, 10/31/33 (c)		264	271
			675
Sweden (0.1%)
Sweden Government Bond,
Series 1065
1.75%, 11/11/33	SEK	800	66

Thailand (0.1%)
Thailand Government Bond,
2.00%, 12/17/31	THB	4,000	101

United Kingdom (1.1%)
United Kingdom Gilt,
0.63%, 10/22/50	GBP	140	63
0.88%, 7/31/33		70	61
1.63%, 10/22/28		710	764
			888
Total Sovereign (Cost $23,227)			20,303
Supranational (1.1%)
Asian Development Bank,
2.13%, 5/19/31	NZD	60	28
European Investment Bank,
0.00%, 1/14/31	EUR	200	167
International Bank for Reconstruction & Development,
2.20%, 2/27/24	AUD	610	389
4.25%, 9/18/30	CAD	340	245
Total Supranational (Cost $976)			829
U.S. Treasury Securities (4.7%)
United States (4.7%)
U.S. Treasury Bonds,
1.13%, 5/15/40		$790	454
1.75%, 8/15/41		530	330
2.50%, 2/15/45		300	204
2.75%, 8/15/47		90	63
2.88%, 5/15/49		126	90
			1,141
U.S. Treasury Notes,
0.38%, 12/31/25		1,800	1,627
3.38%, 5/15/33		940	853
			2,480
Total U.S. Treasury Securities (Cost $4,005)			3,621
Total Fixed Income Securities (Cost $42,406)			37,330

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

		Value
	Shares	(000)
Common Stocks (36.6%)
Australia (0.9%)
Ampol Ltd.	157	$3
ANZ Group Holdings Ltd.	1,950	32
APA Group	773	4
Aristocrat Leisure Ltd.	401	10
ASX Ltd.	127	5
Aurizon Holdings Ltd.	1,261	3
BHP Group Ltd.	3,377	95
BlueScope Steel Ltd.	298	4
Brambles Ltd.	928	9
Cochlear Ltd.	43	7
Coles Group Ltd.	888	9
Commonwealth Bank of Australia	1,107	71
Computershare Ltd.	375	6
CSL Ltd.	312	50
Dexus REIT	711	3
Endeavour Group Ltd.	925	3
Fortescue Metals Group Ltd.	1,108	15
Goodman Group REIT	1,130	16
GPT Group REIT	1,264	3
IDP Education Ltd.	169	2
IGO Ltd.	461	4
Insurance Australia Group Ltd.	1,567	6
James Hardie Industries PLC (e)	292	8
Lendlease Corp. Ltd. REIT	489	2
Lottery Corp. Ltd.	1,463	4
Macquarie Group Ltd.	244	26
Medibank Pvt Ltd.	1,762	4
Mineral Resources Ltd.	113	5
Mirvac Group REIT	2,602	4
National Australia Bank Ltd.	2,030	38
Newcrest Mining Ltd.	590	9
Northern Star Resources Ltd.	751	5
Orica Ltd.	296	3
Origin Energy Ltd.	1,123	6
Pilbara Minerals Ltd.	1,736	5
Qantas Airways Ltd. (e)	604	2
QBE Insurance Group Ltd.	979	10
Ramsay Health Care Ltd.	120	4
REA Group Ltd.	35	3
Reece Ltd.	152	2
Rio Tinto Ltd.	247	18
Santos Ltd.	2,189	11
Scentre Group REIT	3,428	5
SEEK Ltd.	219	3
Sonic Healthcare Ltd.	292	6
South32 Ltd.	2,983	6
Stockland REIT	1,592	4
Suncorp Group Ltd.	836	7
Telstra Group Ltd.	2,682	7
Transurban Group (Units)	2,070	17
Treasury Wine Estates Ltd.	475	4
Vicinity Ltd. REIT	2,559	3
Washington H Soul Pattinson & Co. Ltd.	154	3
Wesfarmers Ltd.	751	25
Westpac Banking Corp.	2,298	31
WiseTech Global Ltd.	107	4
Woodside Energy Group Ltd.	1,268	29
Woolworths Group Ltd.	812	19
Xero Ltd. (e)	93	7
		709
Austria (0.1%)
Erste Group Bank AG	895	31
OMV AG	119	6
Verbund AG	53	4
Voestalpine AG	96	3
		44
Belgium (0.2%)
Ageas SA	124	5
Anheuser-Busch InBev SA	668	37
Argenx SE (e)	42	21
D'ieteren Group	17	3
Elia Group SA	22	2
Groupe Bruxelles Lambert NV	76	6
KBC Group NV	650	40
Sofina SA	12	2
Solvay SA	57	6
UCB SA	96	8
Umicore SA	160	4
Warehouses De Pauw CVA REIT	121	3
		137
Canada (1.7%)
Agnico Eagle Mines Ltd.	386	18
Air Canada (e)	136	2
Algonquin Power & Utilities Corp.	521	3
Alimentation Couche-Tard, Inc.	613	31
AltaGas Ltd.	219	4
ARC Resources Ltd.	469	8
Bank of Montreal	551	47
Bank of Nova Scotia	921	41
Barrick Gold Corp. (LSE)	1,217	18
Barrick Gold Corp. (NYSE)	57	1
BCE, Inc.	56	2
Brookfield Asset Management Ltd., Class A	272	9
Brookfield Corp.	983	31
Brookfield Renewable Corp., Class A	100	2
BRP, Inc.	28	2
CAE, Inc. (e)	250	6
Cameco Corp.	337	13
Canadian Apartment Properties REIT	64	2
Canadian Imperial Bank of Commerce	703	27
Canadian National Railway Co.	443	48
Canadian Natural Resources Ltd.	861	56

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Canada (cont'd)
Canadian Pacific Kansas City Ltd.	619	$46
Canadian Tire Corp. Ltd., Class A	42	5
Canadian Utilities Ltd., Class A	101	2
CCL Industries, Inc., Class B	117	5
Cenovus Energy, Inc.	1,124	23
CGI, Inc. (e)	166	16
Constellation Software, Inc.	16	33
Descartes Systems Group, Inc. (e)	67	5
Dollarama, Inc.	222	15
Element Fleet Management Corp.	307	4
Emera, Inc.	209	7
Empire Co. Ltd., Class A	121	3
Enbridge, Inc.	1,567	52
Fairfax Financial Holdings Ltd.	17	14
First Quantum Minerals Ltd.	454	11
FirstService Corp.	31	5
Fortis, Inc.	373	14
Franco-Nevada Corp.	149	20
George Weston Ltd.	49	5
GFL Environmental, Inc.	181	6
Gildan Activewear, Inc.	140	4
Great-West Lifeco, Inc.	219	6
Hydro One Ltd.	255	7
IA Financial Corp., Inc.	80	5
IGM Financial, Inc.	65	2
Imperial Oil Ltd.	161	10
Intact Financial Corp.	137	20
Ivanhoe Mines Ltd., Class A (e)	470	4
Keyera Corp.	177	4
Kinross Gold Corp.	988	5
Loblaw Cos. Ltd.	125	11
Lundin Mining Corp.	503	4
Magna International, Inc.	209	11
Manulife Financial Corp.	1,444	26
Metro, Inc.	182	9
National Bank of Canada	262	17
Northland Power, Inc.	193	3
Nutrien Ltd.	377	23
Nuvei Corp.	50	1
Onex Corp.	53	3
Open Text Corp.	210	7
Pan American Silver Corp.	282	4
Parkland Corp.	108	3
Pembina Pipeline Corp.	427	13
Power Corp. of Canada	458	12
Quebecor, Inc., Class B	119	3
RB Global, Inc.	142	9
Restaurant Brands International, Inc.	231	15
RioCan Real Estate Investment Trust REIT	114	2
Rogers Communications, Inc., Class B	274	11
Royal Bank of Canada	978	85
Saputo, Inc.	197	4
Shopify, Inc., Class A (e)	920	50
Sun Life Financial, Inc.	458	22
Suncor Energy, Inc.	1,043	36
TC Energy Corp.	687	24
Teck Resources Ltd., Class B	356	15
TELUS Corp.	361	6
TFI International, Inc.	59	8
Thomson Reuters Corp.	126	15
TMX Group Ltd.	217	5
Toromont Industries Ltd.	64	5
Toronto-Dominion Bank	1,411	85
Tourmaline Oil Corp.	248	13
West Fraser Timber Co. Ltd.	45	3
Wheaton Precious Metals Corp.	354	14
WSP Global, Inc.	98	14
		1,320
China (0.0%)
China Common Rich Renewable Energy Investments Ltd. (e)	18,000	—

Denmark (0.5%)
AP Moller - Maersk AS Series B	6	11
Carlsberg AS Series B	75	9
Chr Hansen Holding AS	80	5
Coloplast AS Series B	91	10
Danske Bank AS	533	12
Demant AS (e)	73	3
DSV AS	143	27
Genmab AS (e)	51	18
Novo Nordisk AS, Class B	2,534	231
Novozymes AS Series B	155	6
Orsted AS	146	8
Pandora AS	70	7
ROCKWOOL AS, Class B	7	2
Tryg AS	273	5
Vestas Wind Systems AS (e)	767	16
		370
Finland (0.1%)
Elisa Oyj	113	5
Fortum Oyj	353	4
Kesko Oyj, Class B	213	4
Kone Oyj, Class B	269	11
Metso Oyj	535	6
Neste Oyj	332	11
Nokia Oyj	4,242	16
Orion Oyj, Class B	84	3
Sampo Oyj, Class A	368	16
Stora Enso Oyj, Class R	459	6
UPM-Kymmene Oyj	419	15
Wartsila Oyj Abp	375	4
		101

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
France (1.9%)
Accor SA	135	$5
Aeroports de Paris	22	3
Air Liquide SA	385	65
Airbus SE	432	58
Alstom SA	235	6
Amundi SA	44	2
ArcelorMittal SA	360	9
Arkema SA	41	4
AXA SA	1,348	40
BioMerieux	30	3
BNP Paribas SA	2,822	179
Bollore SE	648	3
Bouygues SA	149	5
Bureau Veritas SA	213	5
Capgemini SE	120	21
Carrefour SA	431	7
Cie de Saint-Gobain SA	359	21
Cie Generale des Etablissements Michelin SCA	490	15
Covivio SA REIT	34	2
Credit Agricole SA	3,068	38
Danone SA	470	26
Dassault Aviation SA	18	3
Dassault Systemes SE	482	18
Edenred SE	183	11
Eiffage SA	54	5
Engie SA	1,337	20
EssilorLuxottica SA	212	37
Eurazeo SE	32	2
Eurofins Scientific SE	97	5
Euronext NV	62	4
Gecina SA REIT	33	3
Getlink SE	263	4
Hermes International	23	42
Ipsen SA	28	4
Kering SA	52	24
Klepierre SA REIT	156	4
L'Oreal SA	178	74
La Francaise des Jeux SAEM	77	2
Legrand SA	198	18
LVMH Moet Hennessy Louis Vuitton SE	203	153
Orange SA	1,353	16
Pernod Ricard SA	151	25
Publicis Groupe SA	171	13
Remy Cointreau SA	17	2
Renault SA	140	6
Safran SA	249	39
Sanofi	837	90
Sartorius Stedim Biotech	20	5
Schneider Electric SE	403	66
SEB SA	18	2
Societe Generale SA	1,972	48
Sodexo SA	65	7
STMicroelectronics NV	499	22
Teleperformance SE	43	5
Thales SA	77	11
TotalEnergies SE	1,732	114
Unibail-Rodamco-Westfield REIT (e)	85	4
Valeo SE	152	3
Veolia Environnement SA	496	14
Vinci SA	385	43
Vivendi SE	521	5
Wendel SE	19	1
Worldline SA (e)	169	5
		1,496
Germany (1.3%)
Adidas AG	126	22
Allianz SE (Registered)	314	75
BASF SE	691	31
Bayer AG (Registered)	767	37
Bayerische Motoren Werke AG	259	26
Bayerische Motoren Werke AG (Preference)	46	4
Bechtle AG	62	3
Beiersdorf AG	79	10
Brenntag SE	121	9
Carl Zeiss Meditec AG	31	3
Commerzbank AG	2,770	31
Continental AG	84	6
Covestro AG (e)	153	8
Daimler Truck Holding AG	392	14
Delivery Hero SE (e)	131	4
Deutsche Bank AG (Registered)	1,495	16
Deutsche Boerse AG	147	25
Deutsche Lufthansa AG (Registered) (e)	460	4
Deutsche Post AG (Registered)	783	32
Deutsche Telekom AG (Registered)	2,525	53
Dr Ing hc F Porsche AG (Preference)	88	8
E.ON SE	1,753	21
Evonik Industries AG	164	3
Fresenius Medical Care AG & Co. KGaA	159	7
Fresenius SE & Co. KGaA	330	10
GEA Group AG	117	4
Hannover Rueck SE (Registered)	47	10
Heidelberg Materials AG	112	9
HelloFresh SE (e)	123	4
Henkel AG & Co. KGaA	81	5
Henkel AG & Co. KGaA (Preference)	131	9
Infineon Technologies AG	1,022	34
Knorr-Bremse AG	56	4
LEG Immobilien SE (e)	54	4
Mercedes-Benz Group AG (Registered)	674	47
Merck KGaA	100	17
MTU Aero Engines AG	42	8
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	110	43

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Germany (cont'd)
Nemetschek SE	44	$3
Porsche Automobil Holding SE (Preference)	119	6
Puma SE	80	5
QIAGEN NV (e)	177	7
Rational AG	4	2
Rheinmetall AG	34	9
RWE AG	493	18
SAP SE	809	105
Sartorius AG (Preference)	20	7
Scout24 SE	58	4
Siemens AG (Registered)	595	85
Siemens Energy AG (e)	406	5
Siemens Healthineers AG	217	11
Symrise AG	102	10
Talanx AG	50	3
Telefonica Deutschland Holding AG	697	1
Volkswagen AG	23	3
Volkswagen AG (Preference)	160	18
Vonovia SE	517	12
Wacker Chemie AG	14	2
Zalando SE (e)	170	4
		980
Hong Kong (0.2%)
AIA Group Ltd.	4,705	38
BOC Hong Kong Holdings Ltd.	1,829	5
Budweiser Brewing Co. APAC Ltd.	781	2
CK Asset Holdings Ltd.	971	5
CK Hutchison Holdings Ltd.	1,313	7
CK Infrastructure Holdings Ltd.	309	2
CLP Holdings Ltd.	801	6
ESR Group Ltd.	786	1
Futu Holdings Ltd. ADR (e)	28	2
Galaxy Entertainment Group Ltd.	1,071	6
Hang Lung Properties Ltd.	899	1
Hang Seng Bank Ltd.	376	5
Henderson Land Development Co. Ltd.	716	2
HKT Trust & HKT Ltd.	1,841	2
Hong Kong & China Gas Co. Ltd.	4,512	3
Hong Kong Exchanges & Clearing Ltd.	496	18
Hongkong Land Holdings Ltd.	449	2
Jardine Matheson Holdings Ltd.	77	4
Link REIT	1,073	5
MTR Corp. Ltd.	787	3
New World Development Co. Ltd.	752	2
Power Assets Holdings Ltd.	671	3
Sands China Ltd. (e)	793	2
Sino Land Co. Ltd.	1,828	2
SITC International Holdings Co. Ltd.	684	1
Sun Hung Kai Properties Ltd.	714	8
Swire Pacific Ltd., Class A	212	1
Swire Properties Ltd.	570	1
Techtronic Industries Co. Ltd.	652	6
WH Group Ltd.	3,622	2
Wharf Real Estate Investment Co. Ltd.	809	3
Xinyi Glass Holdings Ltd.	848	1
		151
Ireland (0.1%)
AIB Group PLC	1,019	4
Bank of Ireland Group PLC	803	8
CRH PLC ADR	553	30
Flutter Entertainment PLC (e)	133	22
Kerry Group PLC, Class A	119	10
Kingspan Group PLC	115	9
Smurfit Kappa Group PLC	195	6
		89
Israel (0.1%)
Azrieli Group Ltd.	34	2
Bank Hapoalim BM	1,008	9
Bank Leumi Le-Israel BM	1,225	10
Check Point Software Technologies Ltd. (e)	77	10
CyberArk Software Ltd. (e)	33	6
Elbit Systems Ltd.	21	4
ICL Group Ltd.	614	3
Israel Discount Bank Ltd., Class A	989	5
Mizrahi Tefahot Bank Ltd.	123	5
Monday.com Ltd. (e)	15	2
Nice Ltd. (e)	50	9
Teva Pharmaceutical Industries Ltd. ADR (e)	885	9
Tower Semiconductor Ltd. (e)	87	2
Wix.com Ltd. (e)	43	4
		80
Italy (0.5%)
Amplifon SpA	49	1
Assicurazioni Generali SpA	395	8
CNH Industrial NV	398	5
Davide Campari-Milano NV	204	2
DiaSorin SpA	10	1
Enel SpA	3,175	20
Eni SpA	908	15
EXOR NV	177	15
Ferrari NV	49	14
FinecoBank Banca Fineco SpA	1,321	16
Infrastrutture Wireless Italiane SpA	132	2
Intesa Sanpaolo SpA	35,990	92
Mediobanca Banca di Credito Finanziario SpA	1,311	17
Moncler SpA	81	5
Nexi SpA (e)	226	1
Poste Italiane SpA	203	2
Prysmian SpA	99	4
Recordati Industria Chimica e Farmaceutica SpA	41	2
Snam SpA	775	4

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Italy (cont'd)
Stellantis NV	875	$17
Telecom Italia SpA (Milano) (e)	3,857	1
Tenaris SA	184	3
Terna - Rete Elettrica Nazionale	541	4
UniCredit SpA	4,477	107
		358
Netherlands (0.8%)
ABN AMRO Bank NV CVA	1,080	15
Adyen NV (e)	17	13
Aegon NV	1,322	6
AerCap Holdings NV (e)	128	8
Akzo Nobel NV	131	9
ASM International NV	36	15
ASML Holding NV	309	182
Basic-Fit NV (e)	788	22
Coca-Cola Europacific Partners PLC	159	10
DSM BV (e)	148	15
DSM-Firmenich AG	134	11
Heineken Holding NV	89	7
Heineken NV	201	18
IMCD NV	44	6
ING Groep NV	9,832	130
JDE Peet's NV	97	3
Just Eat Takeaway.com NV (e)	155	2
Koninklijke Ahold Delhaize NV	754	23
Koninklijke KPN NV	2,495	8
Koninklijke Philips NV	718	14
NN Group NV	197	6
OCI NV (e)	81	2
Prosus NV (e)	1,344	40
Randstad NV	85	5
Universal Music Group NV	634	16
Wolters Kluwer NV	198	24
		610
New Zealand (0.0%)‡
Auckland International Airport Ltd.	1,110	5
EBOS Group Ltd.	136	3
Fisher & Paykel Healthcare Corp. Ltd.	519	7
Mercury NZ Ltd.	633	2
Meridian Energy Ltd.	1,127	3
Spark New Zealand Ltd.	1,639	5
		25
Norway (0.1%)
Adevinta ASA (e)	206	2
Aker BP ASA	231	6
DNB Bank ASA	684	14
Equinor ASA	710	23
Gjensidige Forsikring ASA	146	2
Kongsberg Gruppen ASA	66	3
Mowi ASA	316	6
Norsk Hydro ASA	1,018	6
Orkla ASA	554	4
Salmar ASA	52	3
Telenor ASA	519	6
Yara International ASA	127	5
		80
Portugal (0.0%)‡
EDP - Energias de Portugal SA	2,277	9
EDP Renovaveis SA	198	3
Galp Energia SGPS SA	384	6
Jeronimo Martins SGPS SA	221	5
		23
Singapore (0.2%)
CapitaLand Ascendas REIT	2,252	4
CapitaLand Integrated Commercial Trust REIT	3,555	5
CapitaLand Investment Ltd.	1,735	4
City Developments Ltd.	334	2
DBS Group Holdings Ltd.	1,202	29
Genting Singapore Ltd.	4,000	2
Grab Holdings Ltd., Class A (e)	1,241	4
Jardine Cycle & Carriage Ltd.	66	2
Keppel Corp. Ltd.	967	5
Mapletree Logistics Trust REIT	2,325	3
Mapletree Pan Asia Commercial Trust REIT	1,568	2
Oversea-Chinese Banking Corp. Ltd.	2,248	21
Sea Ltd. ADR (e)	245	11
Seatrium Ltd. (e)	26,845	3
Singapore Airlines Ltd.	886	4
Singapore Exchange Ltd.	576	4
Singapore Technologies Engineering Ltd.	1,038	3
Singapore Telecommunications Ltd.	5,534	10
United Overseas Bank Ltd.	843	18
UOL Group Ltd.	310	1
Venture Corp. Ltd.	186	2
Wilmar International Ltd.	1,261	3
		142
Spain (0.6%)
Acciona SA	13	1
ACS Actividades de Construccion y Servicios SA	109	4
Aena SME SA	38	6
Amadeus IT Group SA	227	14
Banco Bilbao Vizcaya Argentaria SA	15,218	123
Banco Santander SA	39,847	152
CaixaBank SA	10,348	41
Cellnex Telecom SA (e)	285	10
Corp. ACCIONA Energias Renovables SA	33	1
Enagas SA	125	2
Endesa SA	163	3
Ferrovial SE	256	8
Grifols SA (e)	145	2

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Spain (cont'd)
Iberdrola SA	3,041	$34
Industria de Diseno Textil SA	558	21
Naturgy Energy Group SA	64	2
Redeia Corp. SA	203	3
Repsol SA	677	11
Telefonica SA	2,641	11
		449
Sweden (0.5%)
Alfa Laval AB	215	7
Assa Abloy AB, Class B	741	16
Atlas Copco AB, Class A	3,228	41
Beijer Ref AB	295	3
Boliden AB (e)	202	6
Embracer Group AB (e)	552	1
Epiroc AB, Class A	794	14
EQT AB	256	5
Essity AB, Class B	447	10
Evolution AB	135	14
Fastighets AB Balder, Class B (e)	485	2
Getinge AB, Class B	175	3
H & M Hennes & Mauritz AB, Class B	483	7
Hexagon AB, Class B	1,476	12
Holmen AB, Class B	70	3
Husqvarna AB, Class B	312	2
Industrivarden AB, Class A	214	6
Indutrade AB	205	4
Investment AB Latour, Class B	115	2
Investor AB, Class A	1,571	30
Kinnevik AB, Class B (e)	185	2
L E Lundbergforetagen AB, Class B	56	2
Lifco AB, Class B	173	3
Nibe Industrier AB, Class B	1,098	7
Nordea Bank Abp	2,371	26
Saab AB, Class B	61	3
Sagax AB, Class B	136	3
Sandvik AB	798	15
Securitas AB, Class B	361	3
Skandinaviska Enskilda Banken AB, Class A	1,182	14
Skanska AB, Class B	249	4
SKF AB, Class B	250	4
Svenska Cellulosa AB SCA, Class B	443	6
Svenska Handelsbanken AB, Class A	1,086	10
Swedbank AB, Class A	630	11
Swedish Orphan Biovitrum AB (e)	133	3
Tele2 AB, Class B	394	3
Telefonaktiebolaget LM Ericsson, Class B	2,122	10
Telia Co. AB	1,821	4
Volvo AB, Class A	1,260	26
Volvo Car AB, Class B (e)	471	2
		349
Switzerland (1.4%)
ABB Ltd. (Registered)	1,219	44
Adecco Group AG (Registered)	126	5
Alcon, Inc.	382	29
Bachem Holding AG	26	2
Baloise Holding AG (Registered)	35	5
Banque Cantonale Vaudoise (Registered)	23	2
Barry Callebaut AG (Registered)	3	5
BKW AG	16	3
Chocoladefabriken Lindt & Spruengli AG	1	11
Cie Financiere Richemont SA (Registered)	409	50
Clariant AG (Registered) (e)	166	3
Dufry AG (Registered) (e)	78	3
EMS-Chemie Holding AG (Registered)	5	3
Geberit AG (Registered)	26	13
Givaudan SA (Registered)	7	23
Helvetia Holding AG (Registered)	29	4
Holcim AG (e)	425	27
Julius Baer Group Ltd.	165	11
Kuehne & Nagel International AG (Registered)	42	12
Logitech International SA (Registered)	128	9
Lonza Group AG (Registered)	57	26
Nestle SA (Registered)	2,094	237
Novartis AG (Registered)	1,568	160
Partners Group Holding AG	17	19
Roche Holding AG	25	7
Roche Holding AG (Genusschein)	534	146
Schindler Holding AG	32	6
Schindler Holding AG (Registered)	18	3
SGS SA (Registered)	115	10
SIG Group AG (e)	234	6
Sika AG (Registered)	111	28
Sonova Holding AG (Registered)	40	9
Straumann Holding AG (Registered)	85	11
Swatch Group AG	23	6
Swatch Group AG (Registered)	43	2
Swiss Life Holding AG (Registered)	24	15
Swiss Prime Site AG (Registered)	60	6
Swiss Re AG	233	24
Swisscom AG (Registered)	20	12
Temenos AG (Registered)	49	3
UBS Group AG (Registered) (e)	2,508	62
VAT Group AG	21	8
Zurich Insurance Group AG	114	52
		1,122
United Kingdom (2.3%)
3i Group PLC	797	20
abrdn PLC	1,635	3
Admiral Group PLC	169	5
Anglo American PLC	1,067	29
Antofagasta PLC	335	6
Ashtead Group PLC	358	22

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United Kingdom (cont'd)
Associated British Foods PLC	289	$7
AstraZeneca PLC	1,258	170
Auto Trader Group PLC	738	6
Aviva PLC	2,273	11
BAE Systems PLC	2,498	30
Barclays PLC	12,654	24
Barratt Developments PLC	753	4
Berkeley Group Holdings PLC	84	4
BP PLC	14,451	93
British American Tobacco PLC	1,723	54
British Land Co. PLC REIT	677	3
BT Group PLC	5,615	8
Bunzl PLC	275	10
Burberry Group PLC	304	7
Centrica PLC	4,733	9
Coca-Cola HBC AG (e)	181	5
Compass Group PLC	1,427	35
Croda International PLC	113	7
DCC PLC	80	4
Diageo PLC	1,825	67
Endeavour Mining PLC	152	3
Entain PLC	514	6
Evraz PLC (e)	464	—
Experian PLC	750	25
G4S Ltd. (e)	2,164	6
Glencore PLC	8,897	51
GSK PLC	3,334	60
Haleon PLC	4,068	17
Halma PLC	306	7
Hargreaves Lansdown PLC	276	3
Hikma Pharmaceuticals PLC	130	3
HSBC Holdings PLC	16,477	129
Imperial Brands PLC	715	15
Informa PLC	1,140	10
InterContinental Hotels Group PLC	139	10
Intertek Group PLC	131	7
J Sainsbury PLC	1,310	4
JD Sports Fashion PLC	2,038	4
Johnson Matthey PLC	151	3
Kingfisher PLC	1,515	4
Land Securities Group PLC REIT	535	4
Legal & General Group PLC	4,788	13
Lloyds Banking Group PLC	53,886	29
London Stock Exchange Group PLC	328	33
M&G PLC	1,759	4
Mondi PLC	396	7
National Grid PLC	2,985	36
NatWest Group PLC	4,621	13
Next PLC	98	9
Ocado Group PLC (e)	475	3
Paragon Offshore PLC (e)(f)	67	—
Pearson PLC	526	6
Persimmon PLC	246	3
Phoenix Group Holdings PLC	597	3
Prudential PLC	2,282	25
Reckitt Benckiser Group PLC	586	41
RELX PLC (LSE)	1,553	52
Rentokil Initial PLC	2,040	15
Rio Tinto PLC	942	59
Rolls-Royce Holdings PLC (e)	6,732	18
Sage Group PLC	832	10
Schroders PLC	655	3
Segro PLC REIT	940	8
Severn Trent PLC	201	6
Shell PLC	5,611	178
Smith & Nephew PLC	714	9
Smiths Group PLC	287	6
Spirax-Sarco Engineering PLC	59	7
SSE PLC	887	17
St. James's Place PLC	428	4
Standard Chartered PLC	1,990	18
Taylor Wimpey PLC	2,709	4
Tesco PLC	5,932	19
Unilever PLC CVA	2,060	102
United Utilities Group PLC	544	6
Vodafone Group PLC	18,644	17
Whitbread PLC	165	7
Wise PLC Class A (e)	479	4
WPP PLC	891	8
		1,816
United States (23.1%)
3M Co.	265	25
A O Smith Corp.	62	4
Abbott Laboratories	832	81
AbbVie, Inc.	843	126
Accenture PLC, Class A	307	94
Activision Blizzard, Inc.	362	34
Adobe, Inc. (e)	223	114
Advance Auto Parts, Inc.	28	2
Advanced Micro Devices, Inc. (e)	790	81
AECOM	63	5
AES Corp.	321	5
Aflac, Inc.	278	21
Agilent Technologies, Inc.	139	16
Air Products & Chemicals, Inc.	106	30
Airbnb, Inc., Class A (e)	200	27
Akamai Technologies, Inc. (e)	76	8
Albemarle Corp.	57	10
Albertsons Cos., Inc., Class A	141	3
Alcoa Corp.	87	3
Alexandria Real Estate Equities, Inc. REIT	78	8
Align Technology, Inc. (e)	36	11
Allegion PLC	42	4
Alliant Energy Corp.	122	6

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Allstate Corp.	126	$14
Ally Financial, Inc.	128	3
Alnylam Pharmaceuticals, Inc. (e)	61	11
Alphabet, Inc., Class A (e)	5,137	674
Altria Group, Inc.	857	36
Amazon.com, Inc. (e)	4,072	518
Amcor PLC	724	7
Ameren Corp.	126	9
American Electric Power Co., Inc.	243	18
American Express Co.	307	46
American Financial Group, Inc.	35	4
American Homes 4 Rent, Class A REIT	160	5
American International Group, Inc.	355	22
American Tower Corp. REIT	220	36
American Water Works Co., Inc.	93	12
Ameriprise Financial, Inc.	51	17
AMETEK, Inc.	111	16
Amgen, Inc.	257	69
Amphenol Corp., Class A	288	24
Analog Devices, Inc.	243	43
Annaly Capital Management, Inc. REIT	237	4
ANSYS, Inc. (e)	42	12
Aon PLC, Class A	100	32
APA Corp.	151	6
Apollo Global Management, Inc.	193	17
Apple, Inc.	6,996	1,198
Applied Materials, Inc.	417	58
Aptiv PLC (e)	130	13
Aramark	114	4
Arch Capital Group Ltd. (e)	181	14
Archer-Daniels-Midland Co.	263	20
Ares Management Corp., Class A	77	8
Arista Networks, Inc. (e)	124	23
Arrow Electronics, Inc. (e)	28	4
Arthur J Gallagher & Co.	103	23
Aspen Technology, Inc. (e)	15	3
Assurant, Inc.	26	4
AT&T, Inc.	2,973	45
Atlanta Braves Holdings, Inc., Class C (e)	2	—	@
Atlassian Corp., Class A (e)	72	15
Atmos Energy Corp.	69	7
Autodesk, Inc. (e)	103	21
Automatic Data Processing, Inc.	197	47
AutoZone, Inc. (e)	9	23
AvalonBay Communities, Inc. REIT	68	12
Avantor, Inc. (e)	314	7
Avery Dennison Corp.	38	7
Axon Enterprise, Inc. (e)	35	7
Baker Hughes Co.	489	17
Ball Corp.	152	8
Bank of America Corp.	3,072	84
Bank of New York Mellon Corp.	385	16
Bath & Body Works, Inc.	105	4
Baxter International, Inc.	239	9
Becton Dickinson & Co.	138	36
Bentley Systems, Inc., Class B	110	6
Berkshire Hathaway, Inc., Class B (e)	631	221
Best Buy Co., Inc.	97	7
Bill Holdings, Inc. (e)	48	5
Biogen, Inc. (e)	69	18
BioMarin Pharmaceutical, Inc. (e)	91	8
Bio-Rad Laboratories, Inc., Class A (e)	12	4
Bio-Techne Corp.	77	5
BlackRock, Inc.	72	47
Blackstone, Inc.	335	36
Block, Inc., Class A (e)	263	12
Boeing Co. (e)	278	53
Booking Holdings, Inc. (e)	19	59
Booz Allen Hamilton Holding Corp.	62	7
BorgWarner, Inc.	113	5
Boston Properties, Inc. REIT	71	4
Boston Scientific Corp. (e)	699	37
Bristol-Myers Squibb Co.	1,005	58
Broadcom, Inc.	203	169
Broadridge Financial Solutions, Inc.	57	10
Brown & Brown, Inc.	116	8
Brown-Forman Corp., Class B	147	8
Builders FirstSource, Inc. (e)	66	8
Bunge Ltd.	72	8
Burlington Stores, Inc. (e)	32	4
Cadence Design Systems, Inc. (e)	132	31
Caesars Entertainment, Inc. (e)	105	5
Camden Property Trust REIT	52	5
Campbell Soup Co.	94	4
Capital One Financial Corp.	183	18
Cardinal Health, Inc.	126	11
Carlisle Cos., Inc.	24	6
Carlyle Group, Inc.	105	3
CarMax, Inc. (e)	78	6
Carnival Corp. (e)	499	7
Carrier Global Corp.	404	22
Catalent, Inc. (e)	87	4
Caterpillar, Inc.	251	69
Cboe Global Markets, Inc.	51	8
CBRE Group, Inc., Class A (e)	149	11
CDW Corp.	64	13
Celanese Corp.	51	6
Cencora, Inc.	84	15
Centene Corp. (e)	257	18
CenterPoint Energy, Inc.	300	8
Ceridian HCM Holding, Inc. (e)	71	5
CF Industries Holdings, Inc.	94	8
CH Robinson Worldwide, Inc.	58	5
Charles River Laboratories International, Inc. (e)	24	5
Charles Schwab Corp.	712	39

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Charter Communications, Inc., Class A (e)	47	$21
Cheniere Energy, Inc.	119	20
Chesapeake Energy Corp.	56	5
Chevron Corp.	861	145
Chewy, Inc., Class A (e)	50	1
Chipotle Mexican Grill, Inc. (e)	14	26
Chubb Ltd.	197	41
Church & Dwight Co., Inc.	118	11
Cigna Group	139	40
Cincinnati Financial Corp.	76	8
Cintas Corp.	45	22
Cisco Systems, Inc.	1,844	99
Citigroup, Inc.	929	38
Citizens Financial Group, Inc.	222	6
Clarivate PLC (e)	188	1
Cleveland-Cliffs, Inc. (e)	253	4
Clorox Co.	60	8
Cloudflare, Inc., Class A (e)	132	8
CME Group, Inc.	172	34
CMS Energy Corp.	138	7
Coca-Cola Co.	1,951	109
Cognex Corp.	85	4
Cognizant Technology Solutions Corp., Class A	246	17
Coinbase Global, Inc., Class A (e)	79	6
Colgate-Palmolive Co.	378	27
Comcast Corp., Class A	2,017	89
Conagra Brands, Inc.	230	6
ConocoPhillips	578	69
Consolidated Edison, Inc.	166	14
Constellation Brands, Inc., Class A	77	19
Constellation Energy Corp.	159	17
Contra Abiomed, Inc. (e)	14	—	@
Cooper Cos., Inc.	24	8
Copart, Inc. (e)	418	18
Corning, Inc.	389	12
Corteva, Inc.	338	17
CoStar Group, Inc. (e)	194	15
Costco Wholesale Corp.	215	121
Coterra Energy, Inc.	370	10
Crowdstrike Holdings, Inc., Class A (e)	103	17
Crown Castle, Inc. REIT	203	19
Crown Holdings, Inc.	58	5
CSX Corp.	984	30
Cummins, Inc.	68	16
CVS Health Corp.	606	42
Danaher Corp.	331	82
Darden Restaurants, Inc.	58	8
Darling Ingredients, Inc. (e)	79	4
Datadog, Inc., Class A (e)	120	11
DaVita, Inc. (e)	27	3
Deckers Outdoor Corp. (e)	12	6
Deere & Co.	135	51
Dell Technologies, Inc., Class C	123	8
Delta Air Lines, Inc.	79	3
Dentsply Sirona, Inc.	105	4
Devon Energy Corp.	314	15
Dexcom, Inc. (e)	193	18
Diamondback Energy, Inc.	82	13
Dick's Sporting Goods, Inc.	29	3
Digital Realty Trust, Inc. REIT	138	17
Discover Financial Services	126	11
DocuSign, Inc. (e)	99	4
Dollar General Corp.	103	11
Dollar Tree, Inc. (e)	104	11
Dominion Energy, Inc.	396	18
Domino's Pizza, Inc.	18	7
DoorDash, Inc., Class A (e)	124	10
Dover Corp.	68	9
Dow, Inc.	342	18
DR Horton, Inc.	149	16
Dropbox, Inc., Class A (e)	128	3
DTE Energy Co.	101	10
Duke Energy Corp.	366	32
DuPont de Nemours, Inc.	219	16
Dynatrace, Inc. (e)	106	5
Eastman Chemical Co.	58	4
Eaton Corp. PLC	193	41
eBay, Inc.	255	11
Ecolab, Inc.	126	21
Edison International	181	11
Edwards Lifesciences Corp. (e)	294	20
Electronic Arts, Inc.	134	16
Elevance Health, Inc.	107	47
Eli Lilly & Co.	389	209
Emerson Electric Co.	277	27
Enphase Energy, Inc. (e)	65	8
Entegris, Inc.	75	7
Entergy Corp.	102	9
EOG Resources, Inc.	284	36
EPAM Systems, Inc. (e)	27	7
EQT Corp.	175	7
Equifax, Inc.	60	11
Equinix, Inc. REIT	43	31
Equitable Holdings, Inc.	175	5
Equity Lifestyle Properties, Inc. REIT	85	5
Equity Residential REIT	172	10
Erie Indemnity Co., Class A	12	4
Essential Utilities, Inc.	121	4
Essex Property Trust, Inc. REIT	31	7
Estee Lauder Cos., Inc., Class A	110	16
Etsy, Inc. (e)	59	4
Everest Group Ltd.	22	8
Evergy, Inc.	108	5
Eversource Energy	166	10
Exact Sciences Corp. (e)	86	6

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Exelon Corp.	477	$18
Expedia Group, Inc. (e)	73	8
Expeditors International of Washington, Inc.	74	8
Extra Space Storage, Inc. REIT	64	8
Exxon Mobil Corp.	1,942	228
F5, Inc. (e)	29	5
FactSet Research Systems, Inc.	19	8
Fair Isaac Corp. (e)	12	10
Fastenal Co.	272	15
FedEx Corp.	116	31
Ferguson PLC	100	16
Fidelity National Financial, Inc.	126	5
Fidelity National Information Services, Inc.	281	16
Fifth Third Bancorp	322	8
First Citizens BancShares, Inc., Class A	5	7
First Horizon Corp.	261	3
First Republic Bank (e)	76	—	@
First Solar, Inc. (e)	50	8
FirstEnergy Corp.	261	9
Fiserv, Inc. (e)	303	34
FleetCor Technologies, Inc. (e)	35	9
FMC Corp.	61	4
Ford Motor Co.	1,899	24
Fortinet, Inc. (e)	330	19
Fortive Corp.	170	13
Fortune Brands Innovations, Inc.	63	4
Fox Corp., Class A	218	7
Franklin Resources, Inc.	145	4
Freeport-McMoRan, Inc.	693	26
Gaming and Leisure Properties, Inc. REIT	128	6
Garmin Ltd.	74	8
Gartner, Inc. (e)	38	13
GE HealthCare Technologies, Inc.	197	13
Gen Digital, Inc.	280	5
Generac Holdings, Inc. (e)	29	3
General Dynamics Corp.	111	25
General Electric Co.	534	59
General Mills, Inc.	282	18
General Motors Co.	669	22
Genuine Parts Co.	68	10
Gilead Sciences, Inc.	593	44
Global Payments, Inc.	127	15
Globe Life, Inc.	43	5
GoDaddy, Inc., Class A (e)	73	5
Goldman Sachs Group, Inc.	159	51
Graco, Inc.	82	6
Halliburton Co.	447	18
Hartford Financial Services Group, Inc.	150	11
Hasbro, Inc.	63	4
HCA Healthcare, Inc.	103	25
Healthcare Realty Trust, Inc. REIT	182	3
Healthpeak Properties, Inc. REIT	262	5
HEICO Corp.	57	9
Henry Schein, Inc. (e)	63	5
Hershey Co.	70	14
Hess Corp.	134	21
Hewlett Packard Enterprise Co.	629	11
HF Sinclair Corp.	74	4
Hilton Worldwide Holdings, Inc.	129	19
Hologic, Inc. (e)	118	8
Home Depot, Inc.	485	147
Honeywell International, Inc.	320	59
Horizon Therapeutics PLC (e)	86	10
Hormel Foods Corp.	148	6
Host Hotels & Resorts, Inc. REIT	347	6
Howmet Aerospace, Inc.	190	9
HP, Inc.	424	11
Hubbell, Inc.	26	8
HubSpot, Inc. (e)	23	11
Humana, Inc.	60	29
Huntington Bancshares, Inc.	595	6
Huntington Ingalls Industries, Inc.	20	4
Hyatt Hotels Corp., Class A	23	2
IDEX Corp.	36	7
IDEXX Laboratories, Inc. (e)	39	17
Illinois Tool Works, Inc.	147	34
Illumina, Inc. (e)	76	10
Incyte Corp. (e)	91	5
Ingersoll Rand, Inc.	199	13
Insulet Corp. (e)	33	5
Intel Corp.	1,820	65
Intercontinental Exchange, Inc.	272	30
International Business Machines Corp.	437	61
International Flavors & Fragrances, Inc.	120	8
International Paper Co.	161	6
Interpublic Group of Cos., Inc.	203	6
Intuit, Inc.	134	68
Intuitive Surgical, Inc. (e)	172	50
Invesco Ltd.	168	2
Invitation Homes, Inc. REIT	293	9
IQVIA Holdings, Inc. (e)	90	18
Iron Mountain, Inc. REIT	142	8
J M Smucker Co.	51	6
Jack Henry & Associates, Inc.	35	5
Jacobs Solutions, Inc.	62	8
Jazz Pharmaceuticals PLC (e)	31	4
JB Hunt Transport Services, Inc.	38	7
Johnson & Johnson	1,250	195
Johnson Controls International PLC	333	18
JPMorgan Chase & Co.	1,402	203
Juniper Networks, Inc.	157	4
Kellogg Co.	131	8
Keurig Dr Pepper, Inc.	434	14
KeyCorp	429	5
Keysight Technologies, Inc. (e)	85	11

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Kimberly-Clark Corp.	162	$20
Kimco Realty Corp. REIT	300	5
Kinder Morgan, Inc.	974	16
KKR & Co., Inc.	292	18
KLA Corp.	69	32
Knight-Swift Transportation Holdings, Inc.	78	4
Kraft Heinz Co.	378	13
Kroger Co.	324	15
L3Harris Technologies, Inc.	92	16
Laboratory Corp. of America Holdings	42	8
Lam Research Corp.	66	41
Lamb Weston Holdings, Inc.	71	7
Las Vegas Sands Corp.	169	8
Lattice Semiconductor Corp. (e)	69	6
Lear Corp.	28	4
Leidos Holdings, Inc.	63	6
Lennar Corp., Class A	123	14
Lennox International, Inc.	16	6
Liberty Broadband Corp., Class C (e)	58	5
Liberty Global PLC Series C (e)	204	3
Liberty Media Corp.-Liberty Formula One, Class C (e)	97	6
Liberty Media Corp.-Liberty Live, Class C (e)	25	1
Liberty Media Corp.-Liberty SiriusXM, Class C (e)	83	2
Linde PLC	240	89
Live Nation Entertainment, Inc. (e)	80	7
LKQ Corp.	131	6
Lockheed Martin Corp.	110	45
Loews Corp.	97	6
Lowe's Cos., Inc.	287	60
LPL Financial Holdings, Inc.	38	9
Lucid Group, Inc. (e)	430	2
Lululemon Athletica, Inc. (e)	55	21
LyondellBasell Industries NV, Class A	126	12
M&T Bank Corp.	79	10
Marathon Oil Corp.	300	8
Marathon Petroleum Corp.	209	32
Markel Group, Inc. (e)	7	10
MarketAxess Holdings, Inc.	19	4
Marriott International, Inc., Class A	129	25
Marsh & McLennan Cos., Inc.	239	45
Martin Marietta Materials, Inc.	31	13
Marvell Technology, Inc.	413	22
Masco Corp.	108	6
Masimo Corp. (e)	23	2
Mastercard, Inc., Class A	411	163
Match Group, Inc. (e)	137	5
McCormick & Co., Inc.	120	9
McDonald's Corp.	352	93
McKesson Corp.	66	29
Medtronic PLC	643	50
MercadoLibre, Inc. (e)	22	28
Merck & Co., Inc.	1,219	125
Meta Platforms, Inc., Class A (e)	1,059	318
MetLife, Inc.	312	20
Mettler-Toledo International, Inc. (e)	12	13
MGM Resorts International (e)	148	5
Microchip Technology, Inc.	269	21
Micron Technology, Inc.	524	36
Microsoft Corp.	3,164	999
Mid-America Apartment Communities, Inc. REIT	57	7
Moderna, Inc. (e)	155	16
Mohawk Industries, Inc. (e)	26	2
Molina Healthcare, Inc. (e)	27	9
Molson Coors Beverage Co., Class B	91	6
Mondelez International, Inc., Class A	650	45
MongoDB, Inc. (e)	35	12
Monolithic Power Systems, Inc.	22	10
Monster Beverage Corp. (e)	373	20
Moody's Corp.	79	25
Mosaic Co.	159	6
Motorola Solutions, Inc.	81	22
MSCI, Inc.	38	19
Nasdaq, Inc.	168	8
NetApp, Inc.	103	8
Netflix, Inc. (e)	216	82
Neurocrine Biosciences, Inc. (e)	47	5
Newmont Corp. (TSX)	383	14
News Corp., Class A	191	4
NextEra Energy, Inc.	975	56
NIKE, Inc., Class B	595	57
NiSource, Inc.	198	5
Nordson Corp.	24	5
Norfolk Southern Corp.	108	21
Northern Trust Corp.	89	6
Northrop Grumman Corp.	69	30
Novocure Ltd. (e)	50	1
NRG Energy, Inc.	112	4
Nucor Corp.	124	19
NVIDIA Corp.	1,205	524
NVR, Inc. (e)	1	6
NXP Semiconductors NV	126	25
Occidental Petroleum Corp.	347	23
Okta, Inc. (e)	77	6
Old Dominion Freight Line, Inc.	47	19
Omnicom Group, Inc.	108	8
ON Semiconductor Corp. (e)	213	20
ONEOK, Inc.	216	14
Oracle Corp.	793	84
O'Reilly Automotive, Inc. (e)	29	26
Otis Worldwide Corp.	200	16
Ovintiv, Inc.	118	6
Owens Corning	43	6
PACCAR, Inc.	253	22

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Packaging Corp. of America	43	$7
Palantir Technologies, Inc., Class A (e)	879	14
Palo Alto Networks, Inc. (e)	148	35
Paramount Global, Class B	231	3
Parker-Hannifin Corp.	62	24
Paychex, Inc.	155	18
Paycom Software, Inc.	27	7
Paylocity Holding Corp. (e)	22	4
PayPal Holdings, Inc. (e)	516	30
Pentair PLC	80	5
PepsiCo, Inc.	657	111
Pfizer, Inc.	2,496	83
PG&E Corp. (e)	853	14
Philip Morris International, Inc.	743	69
Phillips 66	219	26
Pinterest, Inc., Class A (e)	292	8
Pioneer Natural Resources Co.	112	26
PNC Financial Services Group, Inc.	190	23
Pool Corp.	19	7
PPG Industries, Inc.	114	15
PPL Corp.	351	8
Principal Financial Group, Inc.	115	8
Procter & Gamble Co.	1,032	151
Progressive Corp.	286	40
Prologis, Inc. REIT	447	50
Prudential Financial, Inc.	176	17
PTC, Inc. (e)	55	8
Public Service Enterprise Group, Inc.	238	14
Public Storage REIT	77	20
PulteGroup, Inc.	107	8
Qorvo, Inc. (e)	50	5
QUALCOMM, Inc.	528	59
Quanta Services, Inc.	70	13
Quest Diagnostics, Inc.	54	7
Raymond James Financial, Inc.	100	10
Realty Income Corp. REIT	314	16
Regency Centers Corp. REIT	74	4
Regeneron Pharmaceuticals, Inc. (e)	53	44
Regions Financial Corp.	446	8
Reliance Steel & Aluminum Co.	29	8
Repligen Corp. (e)	26	4
Republic Services, Inc.	106	15
ResMed, Inc.	72	11
Revvity, Inc.	60	7
Rivian Automotive, Inc., Class A (e)	309	8
Robert Half, Inc.	54	4
ROBLOX Corp., Class A (e)	210	6
Rockwell Automation, Inc.	57	16
Roku, Inc. (e)	61	4
Rollins, Inc.	121	5
Roper Technologies, Inc.	51	25
Ross Stores, Inc.	165	19
Royal Caribbean Cruises Ltd. (e)	111	10
Royalty Pharma PLC, Class A	184	5
RPM International, Inc.	63	6
RTX Corp.	706	51
S&P Global, Inc.	158	58
Salesforce, Inc. (e)	470	95
SBA Communications Corp. REIT	51	10
Schlumberger NV	686	40
Seagate Technology Holdings PLC	91	6
Seagen, Inc. (e)	68	14
Sealed Air Corp.	69	2
SEI Investments Co.	42	3
Sempra	299	20
Sensata Technologies Holding PLC	75	3
ServiceNow, Inc. (e)	98	55
Sherwin-Williams Co.	118	30
Simon Property Group, Inc. REIT	155	17
Sirius XM Holdings, Inc.	386	2
Skyworks Solutions, Inc.	78	8
Snap, Inc., Class A (e)	496	4
Snap-on, Inc.	26	7
Snowflake, Inc., Class A (e)	127	19
SolarEdge Technologies, Inc. (e)	27	3
Southern Co.	520	34
Southwest Airlines Co.	71	2
Splunk, Inc. (e)	77	11
SS&C Technologies Holdings, Inc.	106	6
Stanley Black & Decker, Inc.	75	6
Starbucks Corp.	552	50
State Street Corp.	158	11
Steel Dynamics, Inc.	81	9
Steris PLC	47	10
Stryker Corp.	166	45
Sun Communities, Inc. REIT	58	7
Synchrony Financial	211	6
Synopsys, Inc. (e)	74	34
Sysco Corp.	239	16
T Rowe Price Group, Inc.	106	11
Take-Two Interactive Software, Inc. (e)	82	12
Targa Resources Corp.	103	9
Target Corp.	220	24
TE Connectivity Ltd.	153	19
Teledyne Technologies, Inc. (e)	23	9
Teleflex, Inc.	23	5
Teradyne, Inc.	78	8
Tesla, Inc. (e)	1,374	344
Texas Instruments, Inc.	438	70
Texas Pacific Land Corp.	3	5
Textron, Inc.	102	8
Thermo Fisher Scientific, Inc.	181	92
TJX Cos., Inc.	554	49
T-Mobile US, Inc. (e)	292	41
Toast, Inc., Class A (e)	178	3

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
United States (cont'd)
Toro Co.	51	$4
Tractor Supply Co.	54	11
Trade Desk, Inc., Class A (e)	217	17
Tradeweb Markets, Inc., Class A	54	4
Trane Technologies PLC	111	23
TransDigm Group, Inc. (e)	27	23
TransUnion	94	7
Travelers Cos., Inc.	111	18
Trimble, Inc. (e)	119	6
Truist Financial Corp.	624	18
Twilio, Inc., Class A (e)	85	5
Tyler Technologies, Inc. (e)	22	8
Tyson Foods, Inc., Class A	137	7
Uber Technologies, Inc. (e)	883	41
UDR, Inc. REIT	151	5
UGI Corp.	105	2
U-Haul Holding Co.	47	2
UiPath, Inc., Class A (e)	175	3
Ulta Beauty, Inc. (e)	24	10
Union Pacific Corp.	292	59
United Parcel Service, Inc., Class B	347	54
United Rentals, Inc.	35	16
United Therapeutics Corp. (e)	22	5
UnitedHealth Group, Inc.	445	224
Unity Software, Inc. (e)	109	3
Universal Health Services, Inc., Class B	31	4
US Bancorp	696	23
Vail Resorts, Inc.	20	4
Valero Energy Corp.	175	25
Veeva Systems, Inc., Class A (e)	72	15
Ventas, Inc. REIT	190	8
VeriSign, Inc. (e)	45	9
Verisk Analytics, Inc.	69	16
Verizon Communications, Inc.	1,920	62
Vertex Pharmaceuticals, Inc. (e)	124	43
VF Corp.	153	3
Viatris, Inc.	570	6
VICI Properties, Inc. REIT	478	14
Visa, Inc., Class A	781	180
Vistra Corp.	165	5
VMware, Inc., Class A (e)	107	18
Vulcan Materials Co.	64	13
W R Berkley Corp.	103	7
Walgreens Boots Alliance, Inc.	351	8
Walmart, Inc.	716	115
Walt Disney Co. (e)	867	70
Warner Bros Discovery, Inc. (e)	1,082	12
Waste Connections, Inc.	124	17
Waste Management, Inc.	195	30
Waters Corp. (e)	28	8
Watsco, Inc.	16	6
Webster Financial Corp.	83	3
WEC Energy Group, Inc.	149	12
Wells Fargo & Co.	1,693	69
Welltower, Inc. REIT	236	19
West Pharmaceutical Services, Inc.	35	13
Western Digital Corp. (e)	152	7
Westinghouse Air Brake Technologies Corp.	88	9
Westlake Corp.	19	2
Westrock Co.	124	4
Weyerhaeuser Co. REIT	356	11
Whirlpool Corp.	26	3
Williams Cos., Inc.	589	20
Willis Towers Watson PLC	51	11
Wolfspeed, Inc. (e)	61	2
Workday, Inc., Class A (e)	98	21
WP Carey, Inc. REIT	103	6
WW Grainger, Inc.	22	15
Wynn Resorts Ltd.	51	5
Xcel Energy, Inc.	262	15
Xylem, Inc.	115	10
Yum! Brands, Inc.	134	17
Zebra Technologies Corp., Class A (e)	24	6
Zillow Group, Inc., Class C (e)	75	3
Zimmer Biomet Holdings, Inc.	101	11
Zoetis, Inc.	223	39
Zoom Video Communications, Inc., Class A (e)	111	8
ZoomInfo Technologies, Inc., Class A (e)	136	2
Zscaler, Inc. (e)	41	6
		17,926
Total Common Stocks (Cost $25,276)		28,377

No. of Warrants
Warrant (0.0%)‡
Canada (0.0%) ‡
Constellation Software, Inc. expires 3/31/40 (e) (Cost $—)	16	—	@

Face Amount (000)
Short-Term Investments (15.1%)
U.S. Treasury Security (0.9%)
U.S. Treasury Bill 5.01%, 11/30/23 (g)(h) (Cost $671)	$676	670

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

	Shares	Value (000)
Investment Company (14.2%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (i) (Cost $11,009)	11,009,192	$11,009
Total Short-Term Investments (Cost $11,680)		11,679
Total Investments (99.8%) (Cost $79,362) (j)(k)(l)(m)		77,386
Other Assets in Excess of Liabilities (0.2%)		146
Net Assets (100.0%)		$77,532

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

@	Value is less than $500.
‡	Amount is less than 0.05%.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Consolidated Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Consolidated Portfolio of Investments.
(c)	144A security – Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of September 30, 2023.
(e)	Non-income producing security.
(f)	At September 30, 2023, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(g)	Rate shown is the yield to maturity at September 30, 2023.
(h)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(i)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.
(j)	The approximate fair value and percentage of net assets, $9,015,000 and 11.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(k)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and swap agreements.
(l)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

(m)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,606,000 and the aggregate gross unrealized depreciation is approximately $8,798,000, resulting in net unrealized depreciation of approximately $2,192,000.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
LSE	London Stock Exchange.
NYSE	New York Stock Exchange.
OAT	Obligations Assimilables du Trésor (French Treasury Obligation).
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SONIA	Sterling Overnight Index Average.
TBA	To Be Announced.
TSX	Toronto Stock Exchange.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2023:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Australia & New Zealand Banking Group Ltd.	NZD	399		$245	11/10/23	$5
Australia & New Zealand Banking Group Ltd.		$111	EUR	104	11/10/23	(2)
Bank of America NA	CNH	2,334		$321	12/14/23	(—	@)
Bank of America NA	PLN	67		$15	12/14/23	—	@
Bank of America NA		$7	ILS	26	12/14/23	(—	@)
Bank of America NA		$12	JPY	1,803	12/14/23	(—	@)
Bank of America NA		$308	KRW	398,634	11/10/23	(12)
Barclays Bank PLC	EUR	184		$198	12/14/23	3
Barclays Bank PLC		$95	CHF	82	11/10/23	(5)
Barclays Bank PLC		$75	GBP	59	11/10/23	(3)
Barclays Bank PLC		$158	JPY	22,981	12/14/23	(3)
Barclays Bank PLC		$67	MXN	1,169	12/14/23	(—	@)
Barclays Bank PLC		$313	SEK	3,469	12/14/23	5
BNP Paribas SA	BRL	112		$22	12/14/23	—	@
BNP Paribas SA	CAD	120		$89	12/14/23	—	@
BNP Paribas SA	CNY	22,004		$3,026	12/14/23	(5)
BNP Paribas SA	COP	245,300		$59	11/10/23	(1)
BNP Paribas SA	DKK	117		$17	12/14/23	—	@
BNP Paribas SA	EUR	90		$98	11/10/23	3
BNP Paribas SA	EUR	100		$108	12/14/23	2
BNP Paribas SA	GBP	37		$46	12/14/23	1
BNP Paribas SA	IDR	3,303,595		$217	11/10/23	4
BNP Paribas SA	JPY	10,210		$69	11/10/23	—	@
BNP Paribas SA	THB	285		$8	11/10/23	—	@
BNP Paribas SA		$76	AUD	118	12/14/23	—	@
BNP Paribas SA		$40	AUD	63	12/14/23	(—	@)
BNP Paribas SA		$22	CAD	29	12/14/23	(—	@)
BNP Paribas SA		$15	CLP	13,453	12/14/23	—	@
BNP Paribas SA		$530	CNY	3,762	11/10/23	(13)
BNP Paribas SA		$12	COP	50,392	12/14/23	(—	@)
BNP Paribas SA		$455	EUR	411	11/10/23	(20)
BNP Paribas SA		$3	INR	210	12/14/23	—	@
BNP Paribas SA		$107	JPY	15,428	11/10/23	(3)
BNP Paribas SA		$728	MXN	12,784	12/14/23	(3)
BNP Paribas SA		$13	TWD	419	12/14/23	(—	@)
Citibank NA		$40	CAD	54	11/10/23	(—	@)
Citibank NA		$7	CZK	168	12/14/23	(—	@)
Citibank NA		$24	ILS	93	12/14/23	(—	@)
Citibank NA		$134	SEK	1,421	11/10/23	(4)
Goldman Sachs International	BRL	5,936		$1,174	12/14/23	4
Goldman Sachs International	DKK	11		$2	12/14/23	—	@
Goldman Sachs International	HUF	21,763		$60	11/10/23	1
Goldman Sachs International	MYR	120		$27	11/10/23	1
Goldman Sachs International	NOK	6		$1	12/14/23	—
Goldman Sachs International		$64	AUD	99	12/14/23	—	@
Goldman Sachs International		$203	CHF	180	12/14/23	(5)
Goldman Sachs International		$18	CLP	15,810	11/10/23	(—	@)
Goldman Sachs International		$282	JPY	40,943	12/14/23	(5)
Goldman Sachs International		$170	JPY	25,194	11/10/23	(1)

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)			In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International		$24		MXN	418	11/10/23	$ (—	@)
Goldman Sachs International		$56		MXN	969	11/10/23	(1)
Goldman Sachs International		$272		MXN	4,784	12/14/23	(1)
Goldman Sachs International		$36		PEN	135	11/10/23	(1)
Goldman Sachs International		$23		PLN	94	11/10/23	(2)
Goldman Sachs International		$27		RON	122	11/10/23	(1)
Goldman Sachs International		$54		SEK	597	12/14/23	1
JPMorgan Chase Bank NA	CAD	37			$27	11/10/23	—	@
JPMorgan Chase Bank NA	CNH	683			$94	12/14/23	(—	@)
JPMorgan Chase Bank NA	CNY	230			$32	11/10/23	—	@
JPMorgan Chase Bank NA	DKK	141			$21	11/10/23	1
JPMorgan Chase Bank NA	EUR	1,224			$1,317	12/14/23	19
JPMorgan Chase Bank NA	EUR	247			$262	12/14/23	—	@
JPMorgan Chase Bank NA	GBP	41			$51	12/14/23	1
JPMorgan Chase Bank NA	MXN	3,114			$179	11/10/23	1
JPMorgan Chase Bank NA	NZD	774			$457	12/14/23	(7)
JPMorgan Chase Bank NA		$264		AUD	410	12/14/23	—	@
JPMorgan Chase Bank NA		$291		CHF	257	12/14/23	(8)
JPMorgan Chase Bank NA		$34		COP	146,725	11/10/23	1
JPMorgan Chase Bank NA		$124		EUR	117	12/14/23	—	@
JPMorgan Chase Bank NA		$49		HKD	384	12/14/23	(—	@)
JPMorgan Chase Bank NA		$176		JPY	25,578	12/14/23	(3)
JPMorgan Chase Bank NA		$80		MXN	1,390	11/10/23	(1)
JPMorgan Chase Bank NA		$124		MXN	2,173	12/14/23	(1)
JPMorgan Chase Bank NA		$132		MXN	2,322	12/14/23	(—	@)
JPMorgan Chase Bank NA		$14		NOK	145	11/10/23	(1)
JPMorgan Chase Bank NA		$25		SEK	274	12/14/23	—	@
JPMorgan Chase Bank NA		$24		SGD	33	11/10/23	(1)
JPMorgan Chase Bank NA	ZAR	19			$1	12/14/23	(—	@)
Standard Chartered Bank	EUR	40			$44	11/10/23	2
Standard Chartered Bank	EUR	2			$2	11/10/23	—	@
Standard Chartered Bank	GBP	1			$1	11/10/23	—	@
Standard Chartered Bank		$276		CAD	377	11/10/23	1
State Street Bank and Trust Co.		$—	@	HKD	1	12/14/23	—
UBS AG	AUD	460			$303	11/10/23	7
UBS AG	CAD	37			$27	11/10/23	—	@
UBS AG	EUR	325			$349	12/14/23	5
UBS AG	GBP	208			$266	11/10/23	12
UBS AG	GBP	172			$209	11/10/23	(1)
UBS AG	JPY	24,615			$167	12/14/23	—
UBS AG	KRW	32,118			$24	12/14/23	—	@
UBS AG	NOK	285			$27	12/14/23	—
UBS AG	NZD	2,162			$1,276	12/14/23	(20)
UBS AG	SEK	739			$66	11/10/23	(1)
UBS AG	THB	608			$17	12/14/23	—	@
UBS AG		$113		AUD	176	12/14/23	—	@
UBS AG		$54		GBP	44	12/14/23	(—	@)
UBS AG		$1		HKD	10	12/14/23	(—	@)
UBS AG		$1		HUF	254	11/10/23	(—	@)
UBS AG		$1		HUF	419	12/14/23	(—	@)

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Foreign Currency Forward Exchange Contracts (cont’d):

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG		$4	IDR	64,177	12/14/23	$ (—	@)
UBS AG		$237	JPY	33,117	11/10/23	(14)
UBS AG		$66	JPY	9,621	11/10/23	(1)
UBS AG		$51	KRW	66,310	11/10/23	(1)
UBS AG		$35	KRW	46,475	12/14/23	(—	@)
UBS AG		$276	MXN	4,846	12/14/23	(1)
UBS AG		$60	NZD	101	12/14/23	(—	@)
UBS AG		$19	SEK	205	12/14/23	—	@
UBS AG		$2	TRY	62	12/14/23	(—	@)
UBS AG	ZAR	327		$17	12/14/23	(—	@)
Westpac Banking Corp.	CAD	339		$251	11/10/23	1
						$(71)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2023:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
CAC 40 Index (France)	1	Oct-23	EUR	—	@	$76	$(1)
FTSE MIB Index (Italy)	1	Dec-23		—	@	150	(1)
German Euro-Bobl Index (Germany)	4	Dec-23		400		490	(7)
German Euro-BTP Index (Germany)	1	Dec-23		100		116	(5)
German Euro-Schatz Index (Germany)	18	Dec-23		1,800		1,998	(9)
Hang Seng Index (Hong Kong)	1	Oct-23	HKD	—	@	114	1
IBEX 35 Index (Spain)	1	Oct-23	EUR	—	@	100	(— @)
ICE Brent Crude Oil Index (United States)	10	Oct-23		$10		922	128
KFE 10 yr. Treasury Bond Index (Korea, Republic of)	4	Dec-23	KRW	400,000		320	(2)
Long Gilt Index (United Kingdom)	2	Dec-23	GBP	200		230	(2)
Nikkei 225 Index (United States)	1	Dec-23	JPY	1		106	(2)
S&P 500 E Mini Index (United States)	1	Dec-23		$—	@	216	(10)
SFE 10 yr. Australian Bond (Australia)	26	Dec-23	AUD	2,600		1,872	(50)
SGX MSCI Singapore Index (Singapore)	1	Oct-23	SGD	—	@	21	— @
SPI 200 Index (Australia)	1	Dec-23	AUD	—	@	114	(3)
U.S. Treasury 2 yr. Note (United States)	4	Dec-23		$800		811	(2)
U.S. Treasury 5 yr. Note (United States)	17	Dec-23		1,700		1,791	(17)
U.S. Treasury 10 yr. Note (United States)	4	Dec-23		400		432	(8)
U.S. Treasury 10 yr. Ultra Note (United States)	13	Dec-23		1,300		1,450	(59)
U.S. Treasury Ultra Bond (United States)	5	Dec-23		500		593	(45)
Short:
Euro Stoxx 50 Index (Germany)	8	Dec-23	EUR	(—	@)	(356)	4
FTSE 100 Index (United Kingdom)	1	Dec-23	GBP	(—	@)	(94)	(1)
German Euro-BTP Index (Germany)	17	Dec-23	EUR	(1,700)		(1,972)	67
German Euro-Bund Index (Germany)	9	Dec-23		(900)		(1,224)	38
MSCI Emerging Market Index (United States)	1	Dec-23	$	(—	@)	(48)	2
TSE Japanese 10 yr. Bond index (Japan)	9	Dec-23	JPY	(900,000)		(8,730)	60
U.S. Treasury 5 yr. Note (United States)	8	Dec-23		$(800)		(843)	7

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Futures Contracts (cont’d):

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
U.S. Treasury 10 yr. Ultra Note (United States)	11	Dec-23	$(1,100)	$(1,227)	$36
U.S. Treasury Ultra Long Bond (United States)	1	Dec-23	(100)	(119)	9
					$128

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2023:

Swap Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co. LLC*	1 Week CNY	Pay	2.56%	Quarterly/Quarterly	5/16/28	11,796	$14	$—	$14
Morgan Stanley & Co. LLC*	1 Week CNY	Pay	2.56	Quarterly/Quarterly	5/16/28	11,796	13	—	13
							$27	$—	$27

Total Return Swap Agreements

The Fund had the following total return swap agreements open at September 30, 2023:

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	MSCI USA Index	pay	SOFR + 0.45%	Quarterly	7/16/24	$(1,970)	$(95)	$—	$(95)
Barclays Bank PLC	Barclays Macau Custom Basket Index	Receive	SOFR + 0.90%	Quarterly	9/9/24	159	9	—	9
Barclays Bank PLC	Barclays Macau Custom Basket Index	Receive	SOFR + 0.90%	Quarterly	9/9/24	106	5	—	5
Barclays Bank PLC	Barclays Macau Custom Basket Index	Receive	SOFR + 0.90%	Quarterly	9/9/24	106	3	—	3
Barclays Bank PLC	Barclays Macau Custom Basket Index	Receive	SOFR + 0.90%	Quarterly	9/9/24	106	2	—	2
Barclays Bank PLC	Barclays US Cyclicals Custom Basket Index††	Receive	SOFR + 0.00%	Quarterly	7/24/24	754	56	—	56
Barclays Bank PLC	Barclays US Cyclicals Custom Basket Index††	Receive	SOFR + 0.00%	Quarterly	7/24/24	756	57	—	57
Barclays Bank PLC	Barclays US Cyclicals Custom Basket Index††	Receive	SOFR + 0.03%	Quarterly	7/24/24	746	58	—	58
Barclays Bank PLC	Barclays US Cyclicals Custom Basket Index††	Receive	SOFR + 0.03%	Quarterly	7/24/24	713	35	—	35
Barclays Bank PLC	Barclays US Defensives Custom Basket Index††	Pay	SOFR + 0.00%	Quarterly	7/24/24	(758)	(55)	—	(55)
Barclays Bank PLC	Barclays US Defensives Custom Basket Index††	Pay	SOFR + 0.00%	Quarterly	7/24/24	(755)	(61)	—	(61)
Barclays Bank PLC	Barclays US Defensives Custom Basket Index††	Pay	SOFR + 0.00%	Quarterly	7/24/24	(752)	(60)	—	(60)
Barclays Bank PLC	Barclays US Defensives Custom Basket Index††	Pay	SOFR + 0.03%	Quarterly	7/24/24	(742)	(31)	—	(31)
Barclays Bank PLC	E&P Index	Pay	SOFR + 0.20%	Quarterly	4/10/24	(150)	21	—	21
Barclays Bank PLC	E&P Index	Pay	SOFR + 0.20%	Quarterly	4/10/24	(352)	49	—	49
Barclays Bank PLC	MSCI Daily Total Return World Gross Consumer Staples Index	Receive	SOFR + 0.10%	Quarterly	5/20/24	844	49	—	49
Barclays Bank PLC	MSCI World Tobacco Index	Pay	SOFR + 0.25%	Quarterly	5/20/24	(847)	(16)	—	(16)
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	6/5/24	431	47	—	47
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	6/5/24	790	87	—	87
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	6/5/24	442	48	—	48

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

Total Return Swap Agreements (cont'd)

Swap Counterparty	Index	Pay/ Receive Total Return of Reference Index	Floating Rate	Payment Frequency	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	6/5/24		$138	$19	$—	$19
BNP Paribas SA	BNP EU Luxury Index††	Receive	SOFR + 0.24%	Quarterly	6/5/24		481	47	—	47
BNP Paribas SA	EMU IMI Anti Value Custom Basket Index††	Receive	SOFR + 0.02%	Quarterly	9/18/24	EUR	375	17	—	17
BNP Paribas SA	EMU IMI Anti Value Custom Basket Index††	Receive	SOFR + 0.02%	Quarterly	9/18/24		679	25	—	25
BNP Paribas SA	EMU IMI Anti Value Custom Basket Index††	Receive	SOFR + 0.02%	Quarterly	9/18/24		685	21	—	21
BNP Paribas SA	EMU IMI Anti Value Custom Basket Index††	Receive	SOFR + 0.02%	Quarterly	9/18/24		692	25	—	25
BNP Paribas SA	EMU IMI Anti Value Custom Basket Index††	Receive	SOFR + 0.02%	Quarterly	9/18/24		678	14	—	14
BNP Paribas SA	EMU IMI Value Custom Basket Index††	Pay	SOFR + 0.35%	Quarterly	9/18/24		(374)	(11)	—	(11)
BNP Paribas SA	EMU IMI Value Custom Basket Index††	Pay	SOFR + 0.35%	Quarterly	9/18/24		(681)	(15)	—	(15)
BNP Paribas SA	EMU IMI Value Custom Basket Index††	Pay	SOFR + 0.35%	Quarterly	9/18/24		(688)	(14)	—	(14)
BNP Paribas SA	EMU IMI Value Custom Basket Index††	Pay	SOFR + 0.35%	Quarterly	9/18/24		(693)	(20)	—	(20)
BNP Paribas SA	EMU IMI Value Custom Basket Index††	Pay	SOFR + 0.35%	Quarterly	9/18/24		(667)	(13)	—	(13)
BNP Paribas SA	MSCI Japan Net Total Return	Pay	SOFR + 0.01%	Quarterly	2/12/24		$(2,932)	(93)	—	(93)
Goldman Sachs International	MSCI Emerging Markets Net Total Return Index	Pay	SOFR + 0.21%	Quarterly	1/26/24		(5,680)	(374)	—	(374)
JPMorgan Chase Bank NA	Japan Growth Index††	Receive	SOFR + 0.19%	Quarterly	9/17/24		1,253	50	—	50
JPMorgan Chase Bank NA	Japan Value Index††	Pay	SOFR + 0.00%	Quarterly	9/17/24		(1,262)	(18)	—	(18)
JPMorgan Chase Bank NA	JPM Russell SPX Broad Growth Custom Basket Index††	Receive	SOFR + 0.40%	Quarterly	9/20/24		1,350	51	—	51
JPMorgan Chase Bank NA	JPM Russell SPX Broad Growth Custom Basket Index††	Receive	SOFR + 0.40%	Quarterly	9/20/24		2,665	7	—	7
JPMorgan Chase Bank NA	JPM Russell SPX Broad Value Custom Basket Index††	Pay	SOFR + 0.40%	Quarterly	9/20/24		(1,358)	(25)	—	(25)
JPMorgan Chase Bank NA	JPM Russell SPX Broad Value Custom Basket Index††	Pay	SOFR + 0.40%	Quarterly	9/20/24		(2,694)	(17)	—	(17)
JPMorgan Chase Bank NA	JPM SPX1500 Growth Custom Basket Index††	Receive	SOFR + 0.05%	Quarterly	9/16/24		584	29	—	29
JPMorgan Chase Bank NA	JPM SPX1500 Growth Custom Basket Index††	Receive	SOFR + 0.05%	Quarterly	9/16/24		875	40	—	40
JPMorgan Chase Bank NA	JPM SPX1500 Value Custom Basket Index††	Pay	SOFR + 0.05%	Quarterly	9/16/24		(586)	(9)	—	(9)
JPMorgan Chase Bank NA	JPM SPX1500 Value Custom Basket Index††	Pay	SOFR + 0.05%	Quarterly	9/16/24		(872)	(10)	—	(10)
JPMorgan Chase Bank NA	Korea Growth Index	Receive	SOFR + 0.30%	Quarterly	9/17/24		313	17	—	17
JPMorgan Chase Bank NA	Korea Value Index	Pay	SOFR + 0.16%	Quarterly	9/17/24		(315)	(7)	—	(7)
UBS AG	MSCI USA Index	pay	SOFR + 0.46%	Quarterly	9/24/24		(9,392)	(244)	—	(244)
								$(300)	$—	$(300)

††	See tables below for details of the equity basket holdings underlying the swaps.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Barclays U.S. Cyclicals Custom Basket Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
Barclays U.S. Cyclicals Custom Basket Index
3M Co.	3,766	$353	0.66%
Activision Blizzard, Inc.	5,135	481	0.90
Air Products & Chemicals, Inc.	1,528	433	0.81
Airbnb, Inc., Class A	2,840	390	0.73
Automatic Data Processing	2,848	685	1.28
Autozone, Inc.	128	325	0.61
Boeing Co.	3,881	744	1.39
Booking Holdings, Inc.	259	799	1.50
Carrier Global Corp.	5,759	318	0.60
Caterpillar, Inc.	3,576	976	1.83
Chipotle Mexican Grill, Inc.	192	352	0.66
Cintas Corp.	631	304	0.57
Comcast Corp., Class A	28,954	1,284	2.40
CSX Corp.	14,189	436	0.82
Deere & Co.	1,931	729	1.36
Eaton Corp. PLC	2,737	584	1.09
Ecolab, Inc.	1,765	299	0.56
Emerson Electric Co.	3,939	380	0.71
FedEx Corp.	1,647	436	0.82
Ford Motor Co.	26,855	334	0.62
Freeport-Mcmoran, Inc.	9,787	365	0.68
General Dynamics Corp.	1,607	355	0.66
General Electric Co.	7,452	824	1.54
General Motors Co.	9,525	314	0.59
Home Depot, Inc.	6,981	2,109	3.95
Honeywell International, Inc.	4,578	846	1.58
Illinois Tool Works, Inc.	2,089	481	0.90
Linde PLC	3,361	1,251	2.34
Lowe's Cos, Inc.	4,087	849	1.59
Lululemon Athletica, Inc.	807	311	0.58
Marriott International, Class A	1,812	356	0.67
Mcdonald's Corp.	5,018	1,322	2.48
Netflix, Inc.	3,069	1,159	2.17
Nike, Inc., Class B	8,603	823	1.54
Norfolk Southern Corp.	1,570	309	0.58
Northrop Grumman Corp.	983	433	0.81
O'Reilly Automotive, Inc.	426	387	0.72
Paccar, Inc.	3,605	307	0.57
Parker Hannifin Corp.	875	341	0.64
Sherwin-Williams Co.	1,703	434	0.81
Starbucks Corp.	7,910	722	1.35
Tesla, Inc.	20,206	5,056	9.47
TJX Companies, Inc.	7,955	707	1.32
Trane Technologies PLC	1,579	320	0.60
Transdigm Group, Inc.	376	317	0.59
Uber Technologies, Inc.	12,509	575	1.08
Union Pacific Corp.	4,215	858	1.61
United Parcel Service, Class B	4,975	775	1.45
Walt Disney Co.	12,555	1,018	1.91
Waste Management, Inc.	2,776	423	0.79

The following table represents the equity basket holdings underlying the total return swap with Barclays U.S. Defensives Custom Basket Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
Barclays U.S. Defensives Custom Basket Index
Abbott Laboratories	11,273	$1,092	2.03%
Abbvie, Inc.	11,323	1,688	3.14
American Electric Power	3,293	248	0.46
Amgen, Inc.	3,483	936	1.74
Archer-Daniels-Midland Co.	3,488	263	0.49
AT&T, Inc.	46,068	692	1.29
Becton Dickinson and Co.	1,796	464	0.86
Biogen, Inc.	938	241	0.45
Boston Scientific Corp.	9,220	487	0.91
Bristol-Myers Squibb Co.	13,540	786	1.46
Centene Corp.	3,497	241	0.45
Coca-Cola Co.	26,512	1,484	2.76
Colgate-Palmolive Co.	5,063	360	0.67
Costco Wholesale Corp.	2,849	1,610	3.00
Cvs Health Corp.	8,196	572	1.07
Danaher Corp.	4,456	1,106	2.06
Duke Energy Corp.	4,938	436	0.81
Edwards Lifesciences Corp.	3,878	269	0.50
Elevance Health, Inc.	1,517	661	1.23
Eli Lilly & Co.	5,181	2,783	5.18
Exelon Corp.	6,349	240	0.45
General Mills, Inc.	3,772	241	0.45
Gilead Sciences, Inc.	8,087	606	1.13
Hca Healthcare, Inc.	1,332	328	0.61
Humana, Inc.	808	393	0.73
Intuitive Surgical, Inc.	2,264	662	1.23
Johnson & Johnson	16,810	2,618	4.87
Kimberly-Clark Corp.	2,161	261	0.49
Mckesson Corp.	873	380	0.71
Medtronic PLC	8,520	668	1.24
Merck & Co., Inc.	16,323	1,680	3.13
Mondelez International, Inc., Class A	8,806	611	1.14
Monster Beverage Corp.	5,047	267	0.50
Nextera Energy, Inc.	12,912	740	1.38
Pepsico, Inc.	8,858	1,501	2.79
Pfizer, Inc.	36,258	1,203	2.24
Procter & Gamble Co.	15,152	2,210	4.11
Regeneron Pharmaceuticals	697	574	1.07
Sempra	4,018	273	0.51
Southern Co.	7,004	453	0.84
Stryker Corp.	2,206	603	1.12
Target Corp.	2,938	325	0.60
The Cigna Group	1,899	543	1.01
Thermo Fisher Scientific, Inc.	2,469	1,250	2.33
T-Mobile US, Inc.	3,889	545	1.01
Unitedhealth Group, Inc.	5,994	3,022	5.63
Verizon Communications, Inc.	27,295	885	1.65
Vertex Pharmaceuticals, Inc.	1,667	580	1.08
Walmart, Inc.	9,515	1,522	2.83
Zoetis, Inc.	2,985	519	0.97

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with BNP EU Luxury Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
BNP EU Luxury Index
Brunello Cucinelli SpA	199	$15	1.80%
Burberry Group PLC	1,109	26	3.07
Cie Financiere Richemo, Class A Reg	1,319	162	19.22
Hermes International	93	170	20.28
Hugo Boss AG	210	13	1.58
Kering	342	156	18.60
LVMH Moet Hennessy Louis Vuitton SE	239	181	21.54
Moncler SpA	813	47	5.64
Salvatore Ferragamo SpA	530	7	0.84
Swatch Group AG	150	39	4.59
Tapestry, Inc.	693	20	2.37
Tod's SpA	104	4	0.45

The following table represents the equity basket holdings underlying the total return swap with EMU IMI Anti Value Custom Basket Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
EMU IMI Anti Value Custom Basket Index
Adyen NV	12	$9	0.90%
Air Liquide SA	50	8	0.84
Akzo Nobel NV	118	8	0.84
Allfunds Group PLC	1,664	9	0.91
Amplifon SpA	290	8	0.85
Arcadis NV	192	8	0.85
Bawag Group AG	206	9	0.93
Bureau Veritas SA	342	8	0.84
Ca Immobilien Anlagen AG	273	9	0.90
Carl Zeiss Meditec AG	104	9	0.90
Cellnex Telecom SA	269	9	0.93
Covestro AG	158	8	0.84
Credit Agricole SA	756	9	0.92
CTS Eventim AG & Co. KGaA	177	10	1.00
Dassault Systemes SE	263	9	0.97
Deutsche Boerse AG	52	9	0.90
Dsm-Firmenich AG	108	9	0.90
Eckert & Ziegler Strahlen und Medizintechnik AG	286	9	0.96
Edenred	145	9	0.90
Edp Renovaveis SA	529	8	0.86
Finecobank SpA	745	9	0.90
Fuchs SE - Pref	224	8	0.86
Gecina SA	90	9	0.91
Groupe Bruxelles Lambert NV	117	8	0.86
Hannover Rueck SE	43	9	0.94
Imcd NV	67	8	0.84
Infrastrutture Wireless Italiane SpA	827	9	0.97
Inmobiliaria Colonial Socimi SA	1,545	8	0.87
KBC Group NV	149	9	0.92
Kingspan Group PLC	114	8	0.84
Legrand SA	93	8	0.85
Lotus Bakeries	1	8	0.84
Mediobanca SpA	722	9	0.94
Merlin Properties Socimi SA	1,056	8	0.88
Nemetschek SE	158	9	0.96
Neoen SA	312	9	0.90
OCI NV	317	8	0.87
Qt Group Oyj	171	9	0.93
Sampo Oyj - A Shares	220	9	0.94
SAP SE	73	9	0.93
Schneider Electric SE	52	8	0.85
Scout24 SE	151	10	1.04
Solaria Energía y Medio Ambiente SA	598	9	0.92
Symrise AG	91	8	0.86
Talanx AG	144	9	0.91
Universal Music Group NV	410	10	1.06
VGP	91	8	0.83
Vidrala SA	99	8	0.85
Warehouses De Pauw SCA	346	8	0.85
Wolters Kluwer	71	8	0.85

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with EMU IMI Value Custom Basket Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
EMU IMI Value Custom Basket Index
Acerinox SA	1,029	$9	0.97%
Anheuser-Busch Inbev SA	169	9	0.91
Anima Holding SpA	2,353	9	0.96
Aperam	340	9	0.96
Arcelormittal	391	9	0.96
Aroundtown SA	5,496	11	1.11
Azimut Holding SpA	431	9	0.92
Bollore SE	1,663	8	0.87
Bouygues SA	292	10	0.99
Cargotec Oyj - B Share	235	9	0.96
Clariane SE	1,521	9	0.89
Cnh Industrial NV	761	9	0.90
Compagnie De Saint Gobain	170	10	0.99
Daimler Truck Holding AG	289	9	0.97
Deutsche Bank AG-Registered	885	9	0.95
Deutsche Pfandbriefbank AG	1,257	8	0.87
D'Ieteren Group	72	12	1.19
Eiffage	104	9	0.96
Flow Traders Ltd.	509	9	0.92
Fresenius Medical Care AG & Co.	223	9	0.93
Fresenius Se & Co. KGaA	315	9	0.95
Glanbia PLC	563	9	0.90
Heidelberg Materials AG	129	10	0.98
Ipsos Group SA	191	8	0.86
Iveco Group NV	1,066	9	0.97
JDE Peet's NV	356	9	0.97
Jungheinrich - Prfd	331	9	0.97
Kion Group AG	253	9	0.95
Konecranes Oyj	308	10	1.00
Leonardo SpA	698	10	0.98
Mapfre SA	4,449	9	0.88
Mercedes-Benz Group AG	130	9	0.88
Nexity	611	9	0.88
Outokumpu Oyj	2,273	9	0.93
Rexel SA	427	9	0.94
Salzgitter AG	374	9	0.97
Sanofi	82	8	0.86
Saras SpA	6,307	9	0.88
Schaeffler AG - Pref	1,606	9	0.90
Seb SA	96	9	0.87
Signify NV	389	10	1.02
Siltronic AG	117	9	0.97
Stellantis NV	491	9	0.92
Stmicroelectronics NV	207	8	0.87
Unipol Gruppo SpA	1,694	9	0.89
Voestalpine AG	347	9	0.92
Volkswagen AG - Pref	69	9	0.89
Volkswagen AG - Pref	79	9	0.89
Vonovia SE	384	9	0.90
Wienerberger AG	384	9	0.95

The following table represents the equity basket holdings underlying the total return swap with Japan Growth Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
Japan Growth Index
Advantest Corp.	7,449	$208	2.22%
Asahi Intecc Co. Ltd.	10,118	182	1.94
Bandai Namco Holdings, Inc.	9,521	194	2.07
Baycurrent Consulting, Inc.	6,076	203	2.17
Capcom Co. Ltd.	5,061	182	1.94
Daifuku Co. Ltd.	11,352	215	2.29
Daiichi Sankyo Co. Ltd.	7,355	202	2.15
Daikin Industries Ltd.	1,233	194	2.06
Disco Corp.	1,180	218	2.32
Fanuc Corp.	7,540	196	2.09
Fast Retailing Co. Ltd.	905	197	2.10
Gmo Payment Gateway, Inc.	3,516	192	2.05
Hoshizaki Corp.	5,405	188	2.00
Japan Exchange Group, Inc.	11,867	220	2.35
Japan Real Estate Investment	52	203	2.16
JSR Corp	7,622	205	2.18
Keio Corp.	5,926	204	2.17
Keisei Electric Railway Co.	5,439	189	2.01
Keyence Corp.	525	195	2.08
Kikkoman Corp.	3,687	194	2.06
Kobe Bussan Co. Ltd.	8,713	204	2.18
Lasertec Corp.	1,457	227	2.42
M3, Inc.	11,029	200	2.14
Mcdonald's Holdings Co.	5,345	204	2.18
Monotaro Co. Ltd.	19,657	211	2.24
MS&AD Insurance Group Holdings, Inc.	5,557	204	2.18
Nidec Corp.	4,170	193	2.06
Nippon Paint Holdings Co. Ltd.	26,388	178	1.89
Nippon Prologis REIT, Inc.	108	202	2.15
Nissan Chemical Corp.	4,788	204	2.17
Nomura Real Estate Master Fund, Inc	181	203	2.16
Nomura Research Institute Ltd.	7,270	189	2.02
OBIC Co. Ltd.	1,239	188	2.00
Oracle Corp.	3,003	223	2.38
Oriental Land Co. Ltd.	5,894	194	2.06
Rakuten Group, Inc.	51,454	211	2.25
Recruit Holdings Co. Ltd.	5,994	185	1.97
Shiseido Co. Ltd.	5,451	192	2.04
SMC Corp.	441	198	2.11
Softbank Group Corp.	4,576	194	2.07
T&D Holdings, Inc.	12,442	206	2.19
Toho Co. Ltd.	5,429	185	1.98
Tokio Marine Holdings, Inc.	9,029	209	2.23
Tokyo Electric Power Co.	48,039	215	2.29
Unicharm Corp.	5,429	192	2.05
Yaskawa Electric Corp.	5,367	194	2.06
Zensho Holdings Co. Ltd.	4,565	199	2.12

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with Japan Value Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
Japan Value Index
AGC, Inc.	6,545	$230	2.16%
Aisin Corp.	6,781	256	2.41
Asahi Group Holdings Ltd.	5,838	218	2.05
Brother Industries Ltd.	13,827	223	2.10
Canon, Inc.	9,464	228	2.15
Daiwa House Industry Co. Ltd.	8,337	224	2.11
Dentsu Group, Inc.	7,668	226	2.12
Hitachi Construction Machinery	7,133	217	2.04
Honda Motor Co. Ltd.	20,263	228	2.14
Isuzu Motors Ltd.	17,757	224	2.10
Japan Post Insurance Co. Ltd.	13,649	230	2.16
JFE Holdings, Inc.	15,489	227	2.14
Kajima Corp.	13,324	217	2.04
Kansai Electric Power Co., Inc.	15,008	209	1.96
Kawasaki Kisen Kaisha Ltd.	6,456	221	2.07
Kddi Corp.	7,555	231	2.18
Kirin Holdings Co. Ltd.	16,283	228	2.14
Mazda Motor Corp.	20,025	227	2.14
Mitsubishi Corp.	4,581	219	2.05
Mitsui & Co. Ltd.	6,091	221	2.08
Mitsui Osk Lines Ltd.	8,085	222	2.09
Mizuho Financial Group, Inc.	13,073	222	2.09
NEC Corp.	4,137	229	2.15
NGK Insulators Ltd.	17,428	231	2.17
Nippon Express Holdings, Inc.	4,514	236	2.22
Nippon Steel Corp.	9,678	227	2.13
Nippon Telegraph & Telephone	196,702	233	2.19
Nippon Yusen Kabushiki Kaisha	8,638	225	2.11
Nissan Motor Co. Ltd.	52,589	232	2.19
Nomura Real Estate Holdings, Inc.	9,199	231	2.17
OJI Holdings Corp.	53,517	225	2.12
ONO Pharmaceutical Co. Ltd.	11,785	226	2.13
ORIX Corp.	12,086	226	2.12
Otsuka Holdings Co. Ltd.	6,235	222	2.08
Ricoh Co. Ltd.	26,959	233	2.19
Sbi Holdings, Inc.	10,626	224	2.10
Seiko Epson Corp.	14,951	235	2.21
Seven & I Holdings Co. Ltd.	5,647	221	2.08
Shionogi & Co. Ltd.	5,128	229	2.16
Subaru Corp.	11,592	225	2.12
Sumco Corp.	17,534	229	2.15
Sumitomo Corp.	11,103	222	2.08
Sumitomo Mitsui Financial Group	4,608	227	2.13
Sumitomo Realty & Development Co. Ltd.	8,435	219	2.06
Suntory Beverage & Food Ltd.	7,134	217	2.04
TDK Corp.	6,381	237	2.23
Toyota Tsusho Corp.	3,834	226	2.12

The following table represents the equity basket holdings underlying the total return swap with JPM Russell SPX Broad Growth Custom Basket Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM Russell SPX Broad Growth Custom Basket Index
Aerovironment, Inc.	371	$41	0.43%
Aptargroup, Inc.	328	41	0.43
Arista Networks, Inc.	224	41	0.43
Atlassian Corp., Class A	204	41	0.43
Avery Dennison Corp.	229	42	0.44
City Holding Co.	458	41	0.43
Cloudflare, Inc., Class A	658	42	0.43
Constellation Energy	376	41	0.43
Costco Wholesale Corp.	74	42	0.44
Crowdstrike Holdings, Inc., Class A	250	42	0.44
Elastic NV	528	43	0.45
Erie Indemnity Company, Class A	145	43	0.44
Factset Research Systems, Inc.	97	42	0.44
Five Below	260	42	0.44
Garmin Ltd.	389	41	0.43
Glaukos Corp.	550	41	0.43
Goosehead Insurance, Inc., Class A	572	43	0.45
Healthequity, Inc.	599	44	0.46
Ionis Pharmaceuticals, Inc.	963	44	0.46
Kinsale Capital Group, Inc.	101	42	0.44
Lennox International, Inc.	110	41	0.43
Manhattan Associates, Inc.	208	41	0.43
Monolithic Power Systems, Inc.	89	41	0.43
New Fortress Energy, Inc.	1,312	43	0.45
Nike, Inc., Class B	429	41	0.43
Nvidia Corp.	94	41	0.43
Old Dominion Freight Line	101	41	0.43
Palantir Technologies, Inc., Class A	2,696	43	0.45
Paycor HCM, Inc.	1,812	41	0.43
PDF Solutions, Inc.	1,305	42	0.44
Peloton Interactive, Inc., Class A	8,199	41	0.43
Pinterest, Inc., Class A	1,607	43	0.45
Procore Technologies, Inc.	646	42	0.44
Progyny, Inc.	1,208	41	0.43
Quinstreet, Inc.	4,607	41	0.43
Roblox Corp., Class A	1,481	43	0.45
Roivant Sciences Ltd.	3,660	43	0.45
Rollins, Inc.	1,116	42	0.44
Seagate Technology Holdings	648	43	0.45
Servisfirst Bancshares, Inc.	804	42	0.44
Siteone Landscape Supply, Inc.	259	42	0.44
Targa Resources Corp.	488	42	0.44
Techtarget	1,413	43	0.45
Texas Pacific Land Corp.	23	43	0.44
Universal Display Corp.	262	41	0.43
Valvoline, Inc.	1,289	42	0.43
Vicor Corp.	706	42	0.43
Wingstop, Inc.	243	44	0.46
Xpel, Inc.	531	41	0.43
Zscaler, Inc.	265	41	0.43

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM Russell SPX Broad Value Custom Basket Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM Russell SPX Broad Value Custom Basket Index
Aaron's Co., Inc.	4,238	$44	0.45%
Acuity Brands, Inc.	259	44	0.45
Adeia, Inc.	4,153	44	0.45
Amgen, Inc.	158	43	0.43
Amkor Technology, Inc.	1,857	42	0.43
Andersons, Inc.	818	42	0.43
Asbury Automotive Group	184	42	0.43
Avanos Medical, Inc.	2,073	42	0.43
Boise Cascade Co.	413	43	0.43
Callon Petroleum Co.	1,071	42	0.43
Cal-Maine Foods, Inc.	897	43	0.44
Centene Corp.	609	42	0.43
Chico's Fas, Inc.	9,003	67	0.69
Cinemark Holdings, Inc.	2,464	45	0.46
Cleveland-Cliffs, Inc.	2,892	45	0.46
Concentrix Corp.	559	45	0.46
Corebridge Financial, Inc.	2,203	44	0.44
Cross Country Healthcare, Inc.	1,713	42	0.43
Designer Brands, Inc., Class A	3,429	43	0.44
Diodes, Inc.	536	42	0.43
Encore Wire Corp.	239	44	0.45
Fresh Del Monte Produce, Inc.	1,624	42	0.43
Geo Group, Inc.	5,459	45	0.46
GMS, Inc.	657	42	0.43
Group 1 Automotive, Inc.	157	42	0.43
Hewlett Packard Enterprise	2,421	42	0.43
Hibbett, Inc.	917	44	0.44
Koppers Holdings, Inc.	1,066	42	0.43
Macy's, Inc.	3,709	43	0.44
Millerknoll, Inc.	2,273	56	0.57
Movado Group, Inc.	1,541	42	0.43
Mueller Industries, Inc.	559	42	0.43
Olympic Steel, Inc.	823	46	0.47
Orasure Technologies, Inc.	7,472	44	0.45
Photronics, Inc.	2,122	43	0.44
Pnm Resources, Inc.	944	42	0.43
RPC, Inc.	4,717	42	0.43
Ryder System, Inc.	405	43	0.44
Sanmina Corp.	791	43	0.44
Shoe Carnival, Inc.	1,861	45	0.46
Stonex Group, Inc.	443	43	0.44
Suncoke Energy, Inc.	4,309	44	0.45
Textron, Inc.	542	42	0.43
Titan International, Inc.	3,306	44	0.45
Trueblue, Inc.	2,956	43	0.44
United Therapeutics Corp.	188	42	0.43
Universal Insurance Holdings	3,188	45	0.46
Vista Outdoor, Inc.	1,401	46	0.47
Vital Energy, Inc.	770	43	0.44
Warrior Met Coal, Inc.	875	45	0.46

The following table represents the equity basket holdings underlying the total return swap with JPM SPX1500 Growth Custom Basket Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM SPX1500 Growth Custom Basket Index
Aerovironment, Inc.	430	$48	0.50%
Agilysys, Inc.	727	48	0.51
Antero Midstream Corp.	4,212	50	0.53
Aptargroup, Inc.	384	48	0.50
Arthur J Gallagher & Co.	213	49	0.51
Avery Dennison Corp.	269	49	0.52
Bancfirst Corp.	556	48	0.51
Bank Of Hawaii Corp.	999	50	0.52
Calix, Inc.	1,052	48	0.51
City Holding Co.	543	49	0.52
Cognex Corp.	1,128	48	0.50
Commerce Bancshares, Inc.	1,044	50	0.53
Constellation Energy	444	48	0.51
Costco Wholesale Corp.	87	49	0.52
Equitrans Midstream Corp.	5,245	49	0.52
Erie Indemnity Company, Class A	172	51	0.53
Expeditors Intl Wash, Inc.	420	48	0.51
Factset Research Systems, Inc.	114	50	0.53
Fastenal Co.	893	49	0.51
Five Below	305	49	0.52
Garmin Ltd.	462	49	0.51
Glacier Bancorp, Inc.	1,701	48	0.51
Glaukos Corp.	642	48	0.51
Goosehead Insurance, Inc., Class A	669	50	0.52
Healthequity, Inc.	696	51	0.53
Ironwood Pharmaceuticals, Inc.	5,906	57	0.60
Kinsale Capital Group, Inc.	118	49	0.51
Lancaster Colony Corp.	301	50	0.52
Madison Square Garden Sports	284	50	0.53
Nike, Inc., Class B	504	48	0.51
Oneok, Inc.	756	48	0.50
PDF Solutions, Inc.	1,504	49	0.51
PRA Group, Inc.	2,511	48	0.51
Progressive Corp.	355	50	0.52
Rollins, Inc.	1,351	50	0.53
Seagate Technology Holdings	759	50	0.53
Servisfirst Bancshares, Inc.	934	49	0.51
Simulations Plus, Inc.	1,165	49	0.51
Sitime Corp.	442	50	0.53
Targa Resources Corp.	582	50	0.52
Triumph Financial, Inc.	748	48	0.51
Trupanion, Inc.	1,712	48	0.51
Valaris Ltd.	677	51	0.53
Verisign, Inc.	241	49	0.51
Watsco, Inc.	139	52	0.55
WD-40 Co.	239	49	0.51
Williams Cos, Inc.	1,448	49	0.51
Wingstop, Inc.	294	53	0.56
Xpel, Inc.	657	51	0.53
Yeti Holdings, Inc.	1,040	50	0.53

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Strategist Portfolio

The following table represents the equity basket holdings underlying the total return swap with JPM SPX1500 Value Custom Basket Index as of September 30, 2023:

Security Description	Shares	Value (000)	Index Weight
JPM SPX1500 Value Custom Basket Index
Aaron's Co., Inc.	4,754	$50	0.50%
Acuity Brands, Inc.	309	53	0.53
Adeia, Inc.	5,240	56	0.57
Advansix, Inc.	1,604	50	0.50
Amc Networks, Inc., Class A	4,475	53	0.53
Amkor Technology, Inc.	2,228	50	0.51
Andersons, Inc.	976	50	0.51
Associated Banc-Corp	2,914	50	0.50
AT&T, Inc.	3,360	50	0.51
Brinker International, Inc.	1,597	50	0.51
Callon Petroleum Co.	1,272	50	0.50
Centene Corp.	734	51	0.51
Chico's FAS, Inc.	10,768	81	0.81
Cinemark Holdings, Inc.	3,030	56	0.56
Cleveland-Cliffs, Inc.	3,462	54	0.55
Cno Financial Group, Inc.	2,104	50	0.50
Computer Programs & Systems	3,330	53	0.54
Concentrix Corp.	675	54	0.55
Cross Country Healthcare, Inc.	2,057	51	0.52
Designer Brands, Inc., Class A	3,972	50	0.51
Dxc Technology Co.	2,389	50	0.50
Encore Wire Corp.	292	53	0.54
Fortrea Holdings, Inc.	1,841	53	0.53
Fresh Del Monte Produce, Inc.	1,948	50	0.51
Futurefuel Corp.	6,979	50	0.51
Genworth Financial, Inc., Class A	8,680	51	0.51
Geo Group, Inc.	6,756	55	0.56
G-Iii Apparel Group Ltd.	2,012	50	0.51
Group 1 Automotive, Inc.	187	50	0.51
Heidrick & Struggles International, Inc.	1,994	50	0.50
Hibbett, Inc.	1,118	53	0.54
Koppers Holdings, Inc.	1,297	51	0.52
Millerknoll, Inc.	2,921	71	0.72
Mueller Industries, Inc.	675	51	0.51
Ovintiv, Inc.	1,069	51	0.51
Penn Entertainment, Inc.	2,248	52	0.52
Propetro Holding Corp.	4,811	51	0.52
Revvity, Inc.	453	50	0.51
RPC, Inc.	5,835	52	0.53
Ryder System, Inc.	503	54	0.54
Sanmina Corp.	917	50	0.50
Shoe Carnival, Inc.	2,332	56	0.57
Stonex Group, Inc.	535	52	0.52
Suncoke Energy, Inc.	5,337	54	0.55
Titan International, Inc.	4,194	56	0.57
Us Silica Holdings, Inc.	3,649	51	0.52
Vista Outdoor, Inc.	1,752	58	0.59
Walgreens Boots Alliance, Inc.	2,276	51	0.51
Warrior Met Coal, Inc.	1,143	58	0.59
Westrock Co.	1,432	51	0.52

@	Value/Notional amount is less than $500.
*	Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.
AGC	Assured Guaranty Corporation.
CAC	Cotation Assistée en Continu.
EMU	European Economic and Monetary Union.
FTSE	Financial Times Stock Exchange.
IBEX	Índice Bursátil Español.
ICE	Intercontinental Exchange.
IMI	Investable Market Index.
KFE	Korean Futures Exchange.
MIB	Milano Indice di Borsa.
MSCI	Morgan Stanley Capital International.
REIT	Real Estate Investment Trust.
SFE	Sydney Futures Exchange.
SGX	Singapore Exchange Ltd.
SOFR	Secured Overnight Financing Rate.
SPI	Schedule Performance Index.
TSE	Toronto Stock Exchange.

AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Fixed Income Securities	48.2%
Common Stocks	36.7
Short-Term Investments	15.1
Total Investments	100.0	%**

**	Does not include open long/short futures contracts with a value of approximately $26,535,000 and net unrealized appreciation of approximately $128,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $71,000. Also does not include open swap agreements with net unrealized depreciation of approximately $273,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (93.8%)
Automobiles (5.4%)
Rivian Automotive, Inc., Class A (a)	48,118	$1,168
Tesla, Inc. (a)	89,067	22,287
		23,455
Biotechnology (1.6%)
Intellia Therapeutics, Inc. (a)	38,556	1,219
Moderna, Inc. (a)	3,644	377
ProKidney Corp. (a)	232,466	1,065
Roivant Sciences Ltd. (a)	353,457	4,128
		6,789
Broadline Retail (4.3%)
Global-e Online Ltd. (Israel) (a)	193,133	7,675
MercadoLibre, Inc. (a)	8,830	11,196
		18,871
Capital Markets (0.4%)
Coinbase Global, Inc., Class A (a)	23,755	1,784

Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	851,540	1,541

Electronic Equipment, Instruments & Components (0.0%)
Magic Leap, Inc., Class A (a)(c)(d) (acquisition cost — $1,526; acquired 12/22/15)	3,138	—

Entertainment (4.6%)
ROBLOX Corp., Class A (a)	687,878	19,921

Financial Services (5.1%)
Adyen NV (Netherlands) (a)	15,159	11,240
Affirm Holdings, Inc. (a)	505,424	10,750
		21,990
Ground Transportation (9.2%)
Grab Holdings Ltd., Class A (Singapore) (a)	2,210,355	7,825
Uber Technologies, Inc. (a)	705,282	32,436
		40,261
Health Care Providers & Services (3.7%)
Agilon health, Inc. (a)	911,781	16,193

Health Care Technology (0.5%)
Doximity, Inc., Class A (a)	107,299	2,277

Hotels, Restaurants & Leisure (11.6%)
Airbnb, Inc., Class A (a)	166,753	22,880
DoorDash, Inc., Class A (a)	345,452	27,453
		50,333
Information Technology Services (20.5%)
Cloudflare, Inc., Class A (a)	512,965	32,337
Shopify, Inc., Class A (Canada) (a)	546,310	29,812
Snowflake, Inc., Class A (a)	177,788	27,161
		89,310
Leisure Products (0.5%)
Peloton Interactive, Inc., Class A (a)	457,641	2,311

Life Sciences Tools & Services (0.5%)
10X Genomics, Inc., Class A (a)	47,349	1,953

Media (7.4%)
Trade Desk, Inc., Class A (a)	412,890	32,267

Pharmaceuticals (4.6%)
Royalty Pharma PLC, Class A	742,457	20,150

Software (9.9%)
Aurora Innovation, Inc. (a)	1,706,923	4,011
Bill Holdings, Inc. (a)	204,937	22,250
Gitlab, Inc., Class A (a)	135,892	6,145
Procore Technologies, Inc. (a)	74,938	4,895
Samsara, Inc., Class A (a)	238,084	6,002
		43,303
Specialty Retail (3.6%)
Carvana Co. (a)	274,865	11,539
Wayfair, Inc., Class A (a)	70,568	4,274
		15,813
Total Common Stocks (Cost $486,628)		408,522

Preferred Stocks (2.8%)
Financial Services (0.3%)
Stripe, Inc., Series H(a)(c)(d) (acquisition cost — $1,061; acquired 3/17/23)	52,681	1,198

Software (2.5%)
Databricks, Inc., Series H (a)(c)(d) (acquisition cost — $8,310; acquired 8/31/21)	113,088	8,312
Databricks, Inc., Series I (a)(c)(d) (acquisition cost — $2,242; acquired 9/15/23)	30,506	2,242
Lookout, Inc., Series F (a)(c)(d) (acquisition cost — $1,618; acquired 6/17/14)	141,612	462
		11,016
Total Preferred Stocks (Cost $13,231)		12,214

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Shares	Value (000)
Investment Company (1.6%)
Grayscale Bitcoin Trust (a) (Cost $12,825)	360,224	$6,913

Short-Term Investments (2.6%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e) (Cost $10,052)	10,052,203	10,052

Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (e)	1,152,168	1,152

	Face Amount (000)
Repurchase Agreements (0.0%)‡
Citigroup, Inc., (5.25%, dated 9/29/23, due 10/2/23; proceeds $80; fully collateralized by U.S. Government obligations; 0.13% - 2.88% due 10/31/23 - 5/15/52; valued at $81)	$80	80
Merrill Lynch & Co., Inc., (5.29%, dated 9/29/23, due 10/2/23; proceeds $175; fully collateralized by a U.S. Government obligation; 2.75% due 5/31/29; valued at $178)	174	174
		254
Total Securities held as Collateral on Loaned Securities (Cost $1,406)		1,406
Total Short-Term Investments (Cost $11,458)		11,458
Total Investments Excluding Purchased Options (100.8%) (Cost $524,142)		439,107
Total Purchased Options Outstanding (0.3%) (Cost $1,332)		1,392
Total Investments (101.1%) (Cost $525,474) Including $1,273 of Securities Loaned (f)(g)(h)(i)		440,499
Liabilities in Excess of Other Assets (–1.1%)		(4,981)
Net Assets (100.0%)		$435,518

‡	Amount is less than 0.05%.
(a)	Non-income producing security.
(b)	All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2023, were approximately $1,273,000 and $1,406,000 respectively. The Fund received cash collateral of approximately $1,406,000, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Consolidated Portfolio of Investments. The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.
(c)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2023 amounts to approximately $12,214,000 and represents 2.8% of net assets.
(d)	At September 30, 2023, the Fund held fair valued securities valued at approximately $12,214,000, representing 2.8% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
(e)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $18,000 relating to the Fund's investment in the Liquidity Funds.
(f)	The approximate fair value and percentage of net assets, $11,240,000 and 2.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(g)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(h)	Securities are available for collateral in connection with purchased options.
(i)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,029,000 and the aggregate gross unrealized depreciation is approximately $142,004,000, resulting in net unrealized depreciation of approximately $84,975,000.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2023:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	USD/CNH	CNH	7.43	Jan–24	83,529,990	$83,530	$382		$393	$(11)
Standard Chartered Bank	USD/CNH	CNH	7.57	May–24	109,090,159	109,090	565		462	103
JPMorgan Chase Bank NA	USD/CNH	CNH	7.79	Aug–24	114,161,744	114,162	445		473	(28)
Goldman Sachs International	USD/CNH	CNH	7.87	Oct–23	880,149	880	—	@	4	(4)
							$1,392		$1,332	$60

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	28.4%
Information Technology Services	20.4
Software	12.4
Hotels, Restaurants & Leisure	11.5
Ground Transportation	9.2
Media	7.4
Automobiles	5.4
Financial Services	5.3
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2023.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report – September 30, 2023 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Apartments (12.2%)
AvalonBay Communities, Inc. REIT	83,917	$14,412
Essex Property Trust, Inc. REIT	38,682	8,204
Mid-America Apartment Communities, Inc. REIT	45,841	5,897
		28,513
Data Centers (14.7%)
Digital Realty Trust, Inc. REIT	109,915	13,302
Equinix, Inc. REIT	29,092	21,128
		34,430
Free Standing (6.2%)
Agree Realty Corp. REIT	75,500	4,171
NETSTREIT Corp. REIT	143,441	2,235
Realty Income Corp. REIT	163,378	8,159
		14,565
Gaming (4.8%)
VICI Properties, Inc. REIT	388,418	11,303

Health Care (11.2%)
CareTrust REIT, Inc.	200,452	4,109
Ventas, Inc. REIT	86,876	3,660
Welltower, Inc. REIT	224,318	18,376
		26,145
Industrial (17.7%)
Americold Realty Trust, Inc. REIT	167,548	5,095
Prologis, Inc. REIT	291,991	32,764
Rexford Industrial Realty, Inc. REIT	71,180	3,513
		41,372
Lodging/Resorts (2.6%)
Hilton Worldwide Holdings, Inc.	10,005	1,503
Host Hotels & Resorts, Inc. REIT	277,983	4,467
		5,970
Manufactured Homes (2.4%)
Sun Communities, Inc. REIT	47,284	5,596

Office (1.1%)
Alexandria Real Estate Equities, Inc. REIT	25,361	2,539

Regional Malls (4.2%)
Simon Property Group, Inc. REIT	90,994	9,830

Self Storage (7.4%)
Extra Space Storage, Inc. REIT	34,189	4,157
Public Storage REIT	49,997	13,175
		17,332
Shopping Centers (6.1%)
Brixmor Property Group, Inc. REIT	308,002	6,400
Kite Realty Group Trust REIT	299,308	6,411
Urban Edge Properties REIT	98,663	1,506
		14,317
Single Family Homes (4.9%)
American Homes 4 Rent Class A REIT	337,646	11,375

Specialty (3.1%)
Iron Mountain, Inc. REIT	121,482	7,222
Total Common Stocks (Cost $224,629)		230,509

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (a) (Cost $3,038)	3,037,555	3,038
Total Investments (99.9%) (Cost $227,667) (b)(c)		233,547
Other Assets in Excess of Liabilities (0.1%)		297
Net Assets (100.0%)		$233,844

(a)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2023, advisory fees paid were reduced by approximately $5,000 relating to the Fund's investment in the Liquidity Funds.
(b)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2023, the Fund did not engage in any cross-trade transactions.
(c)	At September 30, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $20,725,000 and the aggregate gross unrealized depreciation is approximately $14,845,000, resulting in net unrealized appreciation of approximately $5,880,000.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.4%
Industrial	17.7
Data Centers	14.8
Apartments	12.2
Health Care	11.2
Self Storage	7.4
Free Standing	6.2
Shopping Centers	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments

Security Valuation: (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker/dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Company's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM ("ASC") 820,, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Variable Insurance Fund, Inc.
Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Discovery
Assets:
Common Stocks
Biotechnology	$2,945	$—	$—	$2,945
Broadline Retail	9,795	—	—	9,795
Chemicals	549	—	—	549
Entertainment	6,361	—	—	6,361
Financial Services	13,149	3,531	—	16,680
Ground Transportation	2,826	—	—	2,826
Health Care Equipment & Supplies	1,094	—	—	1,094
Health Care Providers & Services	7,175	—	—	7,175
Health Care Technology	1,891	—	—	1,891
Hotels, Restaurants & Leisure	8,637	—	—	8,637
Information Technology Services	14,399	—	—	14,399
Interactive Media & Services	143	—	—	143
Leisure Products	2,187	—	—	2,187
Life Sciences Tools & Services	1,843	—	—	1,843
Media	10,209	—	—	10,209
Pharmaceuticals	6,407	—	—	6,407
Semiconductors & Semiconductor Equipment	140	—	—	140
Software	25,046	—	—	25,046
Specialty Retail	9,458	—	—	9,458
Total Common Stocks	124,254	3,531	—	127,785
Preferred Stocks
Software	—	—	3,376	3,376
Investment Company	2,234	—	—	2,234
Warrant	3	—	—	3
Call Options Purchased	—	438	—	438
Short-Term Investments
Investment Company	6,301	—	—	6,301
Repurchase Agreements	—	101	—	101
Total Short-Term Investments	6,301	101	—	6,402
Total Assets	$132,792	$4,070	$3,376	$140,238

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Discovery	Preferred Stocks (000)
Beginning Balance	$1,996
Purchases	709
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	671
Realized gains (losses)	—
Ending Balance	$3,376
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$671

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023.

Discovery	Fair Value at September 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$3,376	Market Transaction Method	Precedent Transaction	$73.50	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Emerging Markets Debt
Assets:
Fixed Income Securities
Corporate Bonds	$—	$28,947	$—	$28,947
Sovereign	—	66,318	—	66,318
Total Fixed Income Securities	—	95,265	—	95,265
Warrant	—	19	—	19
Short-Term Investments
U.S. Treasury Security	—	124	—	124
Investment Company	1,595	—	—	1,595
Total Short-Term Investments	1,595	124	—	1,719
Foreign Currency Forward Exchange Contracts	—	272	—	272
Futures Contracts	278	—	—	278
Total Assets	1,873	95,680	—	97,553
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(27)	—	(27)
Futures Contracts	(1,338)	—	—	(1,338)
Total Liabilities	(1,338)	(27)	—	(1,365)
Total	$535	$95,653	$—	$96,188

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Emerging Markets Equity
Assets:
Common Stocks
Air Freight & Logistics	$—	$912	$—	$912
Automobiles	—	7,803	—	7,803
Banks	2,831	27,881	—	30,712
Beverages	—	3,489	—	3,489
Broadline Retail	376	2,748	—	3,124
Capital Markets	—	2,763	—	2,763
Chemicals	—	1,282	—	1,282
Construction & Engineering	—	1,566	—	1,566
Consumer Finance	—	1,777	—	1,777
Consumer Staples Distribution & Retail	3,338	1,473	—	4,811
Electrical Equipment	698	2,575	—	3,273
Electronic Equipment, Instruments & Components	—	2,266	—	2,266
Financial Services	—	1,757	—	1,757
Food Products	2,515	4,234	—	6,749
Ground Transportation	2,003	—	—	2,003
Health Care Providers & Services	—	2,421	—	2,421
Hotels, Restaurants & Leisure	768	873	—	1,641
Industrial Conglomerates	—	1,668	—	1,668
Information Technology Services	796	1,942	—	2,738
Insurance	1,514	3,010	—	4,524
Interactive Media & Services	—	4,485	—	4,485
Machinery	—	1,000	—	1,000
Metals & Mining	—	8,238	—	8,238
Oil, Gas & Consumable Fuels	—	9,490	—	9,490
Paper & Forest Products	—	2,532	—	2,532
Personal Care Products	—	890	—	890
Pharmaceuticals	—	976	—	976
Real Estate Management & Development	—	1,529	—	1,529
Semiconductors & Semiconductor Equipment	3,577	13,503	—	17,080
Specialty Retail	—	1,903	—	1,903
Tech Hardware, Storage & Peripherals	—	8,214	—	8,214
Textiles, Apparel & Luxury Goods	—	5,356	—	5,356
Transportation Infrastructure	1,437	—	—	1,437
Total Common Stocks	19,853	130,556	—	150,409
Rights	4	—	—	4
Short-Term Investment
Investment Company	1,805	—	—	1,805
Total Assets	21,662	130,556	—	152,218
Liabilities:
Futures Contract	(24)	—	—	(24)
Total	$21,638	$130,556	$—	$152,194

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Infrastructure
Assets:
Common Stocks
Airports	$1,215	$2,370	$—	$3,585
Communications	6,059	3,241	—	9,300
Diversified	3,747	5,588	—	9,335
Electricity Transmission & Distribution	6,410	3,879	—	10,289
Oil & Gas Storage & Transportation	20,512	3,400	—	23,912
Others	3,794	253	—	4,047
Toll Roads	—	1,793	—	1,793
Water	1,456	1,203	—	2,659
Total Common Stocks	43,193	21,727	—	64,920
Short-Term Investments
Investment Company	3,183	—	—	3,183
Repurchase Agreements	—	227	—	227
Total Short-Term Investments	3,183	227	—	3,410
Total Assets	$46,376	$21,954	$—	$68,330

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)

Global Real Estate
Assets:
Common Stocks
Data Centers	$3,025	$—	$—	$3,025
Diversified	—	4,443	—	4,443
Health Care	2,972	317	—	3,289
Industrial	3,753	1,554	—	5,307
Industrial/Office Mixed	—	720	—	720
Lodging/Resorts	553	898	—	1,451
Office	168	763	—	931
Residential	4,982	924	—	5,906
Retail	3,442	697	—	4,139
Self Storage	1,504	435	—	1,939
Specialty	1,061	—	—	1,061
Total Common Stocks	21,460	10,751	—	32,211
Short-Term Investment
Investment Company	272	—	—	272
Total Assets	$21,732	$10,751	$—	$32,483

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)		Total (000)
Global Strategist
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$3,070	$—		$3,070
Asset-Backed Securities	—	226	—		226
Commercial Mortgage-Backed Securities	—	495	—		495
Corporate Bonds	—	7,709	—		7,709
Mortgages - Other	—	1,077	—		1,077
Sovereign	—	20,303	—		20,303
Supranational	—	829	—		829
U.S. Treasury Securities	—	3,621	—		3,621
Total Fixed Income Securities	—	37,330	—		37,330
Common Stocks
Aerospace & Defense	286	189	—		475
Air Freight & Logistics	98	59	—		157
Automobile Components	33	24	—		57
Automobiles	400	151	—		551
Banks	816	1,653	—		2,469
Beverages	297	178	—		475
Biotechnology	424	94	—		518
Broadline Retail	581	74	—		655
Building Products	107	69	—		176
Capital Markets	547	263	—		810
Chemicals	325	259	—		584
Commercial Services & Supplies	122	33	—		155
Communications Equipment	153	26	—		179
Construction & Engineering	32	69	—		101
Construction Materials	56	44	—		100
Consumer Finance	84	—	—		84
Consumer Staples Distribution & Retail	383	100	—		483
Containers & Packaging	51	12	—		63
Distributors	23	3	—		26
Diversified Consumer Services	—	8	—		8
Diversified REITs	61	18	—		79
Diversified Telecommunication Services	131	161	—		292
Electric Utilities	294	131	—		425
Electrical Equipment	114	153	—		267
Electronic Equipment, Instruments & Components	108	21	—		129
Energy Equipment & Services	75	3	—	†	78	†
Entertainment	261	20	—		281
Financial Services	719	107	—		826
Food Products	179	317	—		496
Gas Utilities	13	15	—		28
Ground Transportation	289	6	—		295
Health Care	35	—	—		35
Health Care Equipment & Supplies	452	157	—		609
Health Care Providers & Services	516	31	—		547
Health Care Technology	15	—	—		15
Hotel & Resort REITs	6	—	—		6
Hotels, Restaurants & Leisure	414	174	—		588
Household Durables	57	17	—		74
Household Products	217	65	—		282

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)		Level 3 Significant Unobservable Inputs (000)		Total (000)
Common Stocks (cont’d)
Independent Power & Renewable Electricity Producers	15	24		—		39
Independent Power Producers & Energy Traders	—	1		—		1
Industrial Conglomerates	143	118		—		261
Industrial REITs	50	34		—		84
Information Technology Services	334	24		—		358
Insurance	511	443		—		954
Interactive Media & Services	1,011	18		—		1,029
Investment Company	—	—	†	—		—	†
Leisure Products	6	—		—		6
Life Sciences Tools & Services	284	52		—		336
Machinery	326	202		—		528
Marine Transportation	—	24		—		24
Media	164	36		—		200
Metals & Mining	196	339	†	—		535	†
Multi-Utilities	122	100		—		222
Office REITs	12	8		—		20
Oil, Gas & Consumable Fuels	1,044	506		—		1,550
Paper & Forest Products	3	37		—		40
Passenger Airlines	7	10		—		17
Personal Care Products	16	203		—		219
Pharmaceuticals	737	938		—		1,675
Professional Services	187	144		—		331
Real Estate Management & Development	19	66		—		85
Residential REITs	74	—		—		74
Retail	44	28		—		72
Semiconductors & Semiconductor Equipment	1,331	255		—		1,586
Software	1,850	159		—		2,009
Specialized REITs	93	—		—		93
Specialty Retail	394	43		—		437
Tech Hardware, Storage & Peripherals	1,249	9		—		1,258
Textiles, Apparel & Luxury Goods	91	323		—		414
Tobacco	105	69		—		174
Trading Companies & Distributors	81	52		—		133
Transportation Infrastructure	—	35		—		35
Water Utilities	16	12		—		28
Wireless Telecommunication Services	52	20		—		72
Total Common Stocks	19,341	9,036	†	—	†	28,377	†
Warrant	— @	—		—		—	@
Short-Term Investments
Investment Company	11,009	—		—		11,009
U.S. Treasury Security	—	670		—		670
Total Short-Term Investments	11,009	670		—		11,679
Foreign Currency Forward Exchange Contracts	—	81		—		81
Futures Contracts	352	—		—		352
Interest Rate Swap Agreements	—	27		—		27
Total Return Swap Agreements	—	888		—		888
Total Assets	30,702	48,032	†	—	†	78,734	†
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(152)		—		(152)
Futures Contracts	(224)	—		—		(224)
Total Return Swap Agreements	—	(1,188)		—		(1,188)
Total Liabilities	(224)	(1,340)		—		(1,564)
Total	$30,478	$46,692	†	$—	†	$77,170	†

†	Includes one or more securities valued at zero.
@	Value is less than $500.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Global Strategist	Common Stock (000)
Beginning Balance	$—	††
Purchases	—
Sales	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$—	††
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$—

††	Includes a security valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)		Total (000)
Growth
Assets:
Common Stocks
Automobiles	$23,455	$—	$—		$23,455
Biotechnology	6,789	—	—		6,789
Broadline Retail	18,871	—	—		18,871
Capital Markets	1,784	—	—		1,784
Chemicals	1,541	—	—		1,541
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	19,921	—	—		19,921
Financial Services	10,750	11,240	—		21,990
Ground Transportation	40,261	—	—		40,261
Health Care Providers & Services	16,193	—	—		16,193
Health Care Technology	2,277	—	—		2,277
Hotels, Restaurants & Leisure	50,333	—	—		50,333
Information Technology Services	89,310	—	—		89,310
Leisure Products	2,311	—	—		2,311
Life Sciences Tools & Services	1,953	—	—		1,953
Media	32,267	—	—		32,267
Pharmaceuticals	20,150	—	—		20,150
Software	43,303	—	—		43,303
Specialty Retail	15,813	—	—		15,813
Total Common Stocks	397,282	11,240	—	†	408,522	†
Preferred Stocks
Financial Services	—	—	1,198		1,198
Software	—	—	11,016		11,016
Total Preferred Stocks	—	—	12,214		12,214
Investment Company	6,913	—	—		6,913
Call Options Purchased	—	1,392	—		1,392
Short-Term Investments
Investment Company	11,204	—	—		11,204
Repurchase Agreements	—	254	—		254
Total Short-Term Investments	11,204	254	—		11,458
Total Assets	$415,399	$12,886	$12,214	†	$440,499	†

†	Includes one or more securities valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Growth	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$6,887
Purchases	—		3,303
Sales	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		2,024
Realized gains (losses)	—		—
Ending Balance	$—	†	$12,214
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2023	$—		$2,024

†	Includes a security valued at zero.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2023. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance:

Growth	Fair Value at September 30, 2023 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$12,214	Market Transaction Method	Precedent Transaction	$73.50	Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	15.5%-17.5%/16.2%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.1x-12.6x/3.7x	Increase
			Discount for Lack of Marketability	14.0%-16.0%/14.6%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	9.3x	Increase

*	Amount is indicative of the weighted average.
**	Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Variable Insurance Fund, Inc.

Third Quarter Report — September 30, 2023 (unaudited)

Notes to Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2023:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$28,513	$—	$—	$28,513
Data Centers	34,430	—	—	34,430
Free Standing	14,565	—	—	14,565
Gaming	11,303	—	—	11,303
Health Care	26,145	—	—	26,145
Industrial	41,372	—	—	41,372
Lodging/Resorts	5,970	—	—	5,970
Manufactured Homes	5,596	—	—	5,596
Office	2,539	—	—	2,539
Regional Malls	9,830	—	—	9,830
Self Storage	17,332	—	—	17,332
Shopping Centers	14,317	—	—	14,317
Single Family Homes	11,375	—	—	11,375
Specialty	7,222	—	—	7,222
Total Common Stocks	230,509	—	—	230,509
Short-Term Investment
Investment Company	3,038	—	—	3,038
Total Assets	$233,547	$—	$—	$233,547

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.